UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified
International Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

1.804845.105

ADIF-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
Australia - 2.1%
BHP Billiton Ltd. sponsored ADR (c)	851,000	$ 53,579
Newcrest Mining Ltd.	450,000	11,290
QBE Insurance Group Ltd.	1,084,319	17,683
Rio Tinto Ltd.	378,794	19,134
TOTAL AUSTRALIA		101,686
Belgium - 1.2%
Anheuser-Busch InBev SA NV	1,457,200	57,976
Bermuda - 0.5%
Huabao International Holdings Ltd.	3,500,000	3,654
Seadrill Ltd.	1,425,000	22,867
TOTAL BERMUDA		26,521
Brazil - 1.9%
Banco Bradesco SA (PN) sponsored ADR	340,000	5,362
BM&F BOVESPA SA	3,961,469	25,561
BR Malls Participacoes SA (a)	750,000	7,797
Itau Unibanco Banco Multiplo SA ADR	602,035	10,770
Medial Saude SA (a)	1,952,000	8,839
Petroleo Brasileiro SA - Petrobras sponsored ADR	360,000	14,846
Redecard SA	449,200	6,685
Vivo Participacoes SA sponsored ADR	579,700	13,200
TOTAL BRAZIL		93,060
Canada - 5.6%
Agnico-Eagle Mines Ltd. (Canada)	188,800	11,074
Barrick Gold Corp.	239,200	8,353
Canadian Imperial Bank of Commerce	100,000	6,155
Canadian Natural Resources Ltd.	842,800	50,661
EnCana Corp.	356,808	19,136
Niko Resources Ltd.	320,000	22,544
Open Text Corp. (a)	233,200	8,838
OZ Optics Ltd. unit (a)(e)	5,400	25
Petro-Canada	1,000,000	41,296
Petrobank Energy & Resources Ltd. (a)	834,000	25,376
Research In Motion Ltd. (a)	380,000	28,880
Royal Bank of Canada	125,000	5,950
Silver Wheaton Corp. (a)	828,100	7,633
Sun Life Financial, Inc.	200,000	6,835
Suncor Energy, Inc.	500,000	16,169
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Toronto-Dominion Bank	100,000	$ 5,858
Yamana Gold, Inc.	665,500	6,344
TOTAL CANADA		271,127
Cayman Islands - 0.6%
Belle International Holdings Ltd.	10,000,000	10,129
China Dongxiang Group Co. Ltd.	19,675,000	14,953
Hengan International Group Co. Ltd.	440,000	2,561
TOTAL CAYMAN ISLANDS		27,643
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	25,000	8,704
China Merchants Bank Co. Ltd. (H Shares)	2,254,000	5,299
Parkson Retail Group Ltd.	5,000,000	8,349
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,500,000	6,549
TOTAL CHINA		28,901
Denmark - 0.9%
Carlsberg AS Series B	160,000	11,101
Novo Nordisk AS Series B	525,000	30,898
TOTAL DENMARK		41,999
Finland - 0.5%
Nokia Corp. sponsored ADR	1,200,000	16,008
Nokian Tyres PLC	490,600	10,363
TOTAL FINLAND		26,371
France - 8.7%
Accor SA	295,196	12,601
Alstom SA	217,100	14,905
Atos Origin SA	92,146	4,201
AXA SA	2,200,000	46,437
BNP Paribas SA	715,064	52,129
Cap Gemini SA	503,000	23,224
Credit Agricole SA	166,600	2,378
Danone	512,617	27,504
Essilor International SA	205,100	11,371
GDF Suez	483,336	18,465
LVMH Moet Hennessy - Louis Vuitton	125,800	11,348
Pernod Ricard SA (c)	280,028	21,759
PPR SA	298,400	33,254
Sanofi-Aventis sponsored ADR	1,267,882	41,384
Schneider Electric SA	201,446	18,300
Common Stocks - continued
	Shares	Value (000s)
France - continued
Societe Generale Series A	536,371	$ 34,439
Total SA sponsored ADR	750,000	41,738
Unibail-Rodamco	29,300	5,120
Vallourec SA	38,799	5,104
TOTAL FRANCE		425,661
Germany - 5.5%
Allianz AG sponsored ADR	1,603,270	15,888
BASF AG	495,900	24,850
Bayer AG	170,472	10,462
Bayerische Motoren Werke AG (BMW)	275,000	12,711
Daimler AG (Reg.)	250,000	11,612
Deutsche Boerse AG	323,400	25,627
E.ON AG sponsored ADR	1,398,000	52,802
Fresenius Medical Care AG & Co. KGaA	363,400	16,688
Fresenius SE	300,000	14,751
GFK AG	126,556	2,922
Linde AG	57,056	5,385
Munich Re Group (Reg.)	172,200	26,037
SAP AG sponsored ADR	335,700	15,862
Siemens AG (Reg.)	409,180	32,521
TOTAL GERMANY		268,118
Hong Kong - 1.9%
CNOOC Ltd. sponsored ADR (c)	127,100	16,946
Hang Lung Properties Ltd.	4,914,000	18,008
Hong Kong Exchange & Clearing Ltd.	1,413,400	26,664
Hutchison Whampoa Ltd.	2,713,000	20,322
Li & Fung Ltd.	3,802,000	11,210
TOTAL HONG KONG		93,150
India - 1.0%
Bharti Airtel Ltd.	1,120,858	9,611
HDFC Bank Ltd.	340,000	10,657
Pantaloon Retail India Ltd.	500,000	3,412
State Bank of India	703,242	26,639
TOTAL INDIA		50,319
Ireland - 1.1%
Covidien PLC	357,700	13,525
Common Stocks - continued
	Shares	Value (000s)
Ireland - continued
CRH PLC	974,737	$ 23,270
Ryanair Holdings PLC sponsored ADR (a)	533,200	15,095
TOTAL IRELAND		51,890
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	193,300	10,311
Italy - 3.0%
ENI SpA	2,157,000	50,400
Fiat SpA (a)	4,024,400	44,624
Intesa Sanpaolo SpA	7,705,100	28,690
UniCredit SpA	8,116,398	23,772
TOTAL ITALY		147,486
Japan - 19.0%
Canon, Inc.	1,189,200	44,086
Daiichi Sankyo Kabushiki Kaisha	350,000	6,363
Denso Corp.	975,900	28,830
East Japan Railway Co.	226,400	12,994
Eisai Co. Ltd.	330,000	11,755
FamilyMart Co. Ltd.	259,000	8,432
Fanuc Ltd.	171,700	14,101
Fast Retailing Co. Ltd.	207,400	26,942
Fuji Machine Manufacturing Co. Ltd.	816,200	10,137
Honda Motor Co. Ltd. sponsored ADR	1,000,000	32,130
Hoya Corp.	200,000	4,830
Ibiden Co. Ltd.	647,600	21,562
Inpex Corp.	721	5,517
Japan Tobacco, Inc.	3,740	10,831
JTEKT Corp.	1,156,800	13,095
Jupiter Telecommunications Co.	10,416	8,752
Kao Corp.	497,000	11,268
KDDI Corp.	3,099	16,443
Keyence Corp.	53,900	10,648
Miraca Holdings, Inc.	468,800	11,719
Mitsubishi Corp.	1,650,500	32,972
Mitsubishi UFJ Financial Group, Inc.	13,220,500	80,753
Mitsui & Co. Ltd.	2,732,200	34,279
Murata Manufacturing Co. Ltd.	203,000	9,956
NGK Insulators Ltd.	261,000	5,917
Nikon Corp.	1,581,400	31,792
Nintendo Co. Ltd.	43,200	11,609
Nippon Electric Glass Co. Ltd.	1,417,000	16,445
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nippon Telegraph & Telephone Corp.	307,800	$ 12,708
Nitori Co. Ltd.	108,250	7,757
Nomura Holdings, Inc.	3,982,500	34,898
NSK Ltd.	1,000,000	5,422
NTT DoCoMo, Inc.	8,406	12,142
OMC Card, Inc. (a)(c)	4,274,700	8,223
ORIX Corp.	314,140	19,889
Promise Co. Ltd.	540,000	5,691
Rakuten, Inc.	22,242	14,294
Ricoh Co. Ltd.	1,289,000	16,921
Seven & i Holdings Co., Ltd.	795,000	18,654
Softbank Corp.	951,700	20,269
Sony Corp. sponsored ADR	325,000	9,087
Sumitomo Corp.	1,939,200	19,205
Sumitomo Electric Industries Ltd.	1,180,800	14,715
Sumitomo Mitsui Financial Group, Inc.	1,025,000	43,877
THK Co. Ltd.	672,700	11,049
Tokai Carbon Co. Ltd.	2,559,000	13,713
Tokyo Electron Ltd.	273,600	14,344
Toyota Motor Corp.	1,590,900	66,786
USS Co. Ltd.	90,000	5,632
Yahoo! Japan Corp. (c)	44,894	14,734
TOTAL JAPAN		924,168
Korea (South) - 0.1%
Lotte Shopping Co. Ltd.	10,534	2,649
Luxembourg - 0.5%
ArcelorMittal SA (NY Shares) Class A	300,000	10,812
SES SA FDR (France) unit	735,545	14,530
TOTAL LUXEMBOURG		25,342
Netherlands - 2.1%
Akzo Nobel NV (c)	301,100	16,520
ASML Holding NV (NY Shares)	660,000	17,167
Gemalto NV (a)	280,100	10,459
Koninklijke Ahold NV	844,900	9,608
Koninklijke KPN NV	2,489,200	37,411
Koninklijke Philips Electronics NV (NY Shares)	167,900	3,821
Royal DSM NV	209,800	7,499
TOTAL NETHERLANDS		102,485
Common Stocks - continued
	Shares	Value (000s)
Netherlands Antilles - 0.4%
Schlumberger Ltd.	399,600	$ 21,379
Norway - 0.7%
DnB Nor ASA (a)	1,624,400	14,130
Telenor ASA (a)	2,100,000	19,363
TOTAL NORWAY		33,493
Papua New Guinea - 0.5%
Lihir Gold Ltd. (a)	10,500,000	24,324
Singapore - 0.5%
CapitaMall Trust	7,307,400	8,022
Singapore Exchange Ltd.	2,623,000	15,893
TOTAL SINGAPORE		23,915
South Africa - 1.2%
Aspen Pharmacare Holdings Ltd.	2,500,448	19,172
Impala Platinum Holdings Ltd.	819,900	19,863
MTN Group Ltd.	1,263,700	20,845
TOTAL SOUTH AFRICA		59,880
Spain - 5.1%
Banco Santander SA sponsored ADR	2,325,000	33,620
Enagas SA	750,600	14,843
Grupo Acciona SA	113,100	13,661
Iberdrola SA	3,715,100	31,876
Inditex SA	422,400	22,720
Red Electrica Corporacion SA	300,900	14,139
Telefonica SA sponsored ADR	1,423,500	106,250
Telvent GIT SA	400,000	9,560
TOTAL SPAIN		246,669
Sweden - 1.0%
H&M Hennes & Mauritz AB (B Shares)	530,100	31,510
Telefonaktiebolaget LM Ericsson (B Shares)	2,000,000	19,687
TOTAL SWEDEN		51,197
Switzerland - 8.8%
Actelion Ltd. (Reg.) (a)	421,256	23,238
Adecco SA (Reg.)	240,170	11,574
Basilea Pharmaceutica AG (a)	40,012	3,576
Credit Suisse Group (Reg.)	200,000	9,451
Julius Baer Holding Ltd.	170,295	8,111
Kuehne & Nagel International AG	210,219	17,508
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Lonza Group AG	76,933	$ 7,624
Nestle SA (Reg.)	2,917,206	120,056
Nobel Biocare Holding AG (Switzerland)	749,960	17,811
Novartis AG sponsored ADR	250,000	11,405
Roche Holding AG (participation certificate)	501,668	79,101
Sonova Holding AG	153,505	13,538
Transocean Ltd. (a)	299,400	23,859
UBS AG (NY Shares) (a)	2,472,100	36,439
Zurich Financial Services AG (Reg.)	228,465	44,896
TOTAL SWITZERLAND		428,187
Taiwan - 1.0%
Advanced Semiconductor Engineering, Inc.	29,487,572	20,850
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,628,946	11,044
Taiwan Semiconductor Manufacturing Co. Ltd.	10,630,502	19,084
TOTAL TAIWAN		50,978
United Kingdom - 16.6%
Aegis Group PLC	6,551,001	9,029
AstraZeneca PLC (United Kingdom)	825,000	38,433
Barclays PLC	6,285,100	31,952
BG Group PLC	1,655,000	27,622
BHP Billiton PLC	1,236,600	32,291
BP PLC	5,000,000	41,470
British Land Co. PLC	1,052,100	7,646
Burberry Group PLC	1,531,400	11,769
Capita Group PLC	2,033,600	22,679
Carphone Warehouse Group PLC	1,658,669	4,974
easyJet PLC (a)	3,066,700	15,486
Experian PLC	2,693,000	22,226
HSBC Holdings PLC:
(Hong Kong) (Reg.)	2,416,168	24,208
sponsored ADR	1,370,000	69,459
Imperial Tobacco Group PLC	791,600	22,628
Informa PLC	2,287,880	9,164
International Power PLC	2,221,600	9,474
Intertek Group PLC	807,200	14,012
Kingfisher PLC	2,559,800	9,099
Man Group PLC	6,379,600	29,497
Misys PLC	4,876,900	14,768
Mothercare PLC	400,000	3,542
National Grid PLC	1,533,700	14,311
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
NEXT PLC	325,000	$ 9,258
Prudential PLC	2,414,400	18,081
Reckitt Benckiser Group PLC	1,372,000	65,924
Rio Tinto PLC (Reg.)	553,000	23,035
Royal Dutch Shell PLC Class B	1,352,916	35,087
Standard Chartered PLC (United Kingdom)	1,759,100	41,762
Tesco PLC	5,455,100	33,493
Vodafone Group PLC sponsored ADR	3,660,000	75,323
Wolseley PLC (a)	368,000	8,232
Xstrata PLC	1,000,000	13,503
TOTAL UNITED KINGDOM		809,437
United States of America - 6.1%
Allergan, Inc.	393,400	21,019
AMETEK, Inc.	300,000	9,708
C.R. Bard, Inc.	145,700	10,719
CME Group, Inc.	31,300	8,727
Coach, Inc.	346,100	10,241
Cummins, Inc.	266,800	11,475
Danaher Corp.	165,000	10,105
Express Scripts, Inc. (a)	187,200	13,111
Freeport-McMoRan Copper & Gold, Inc.	196,800	11,867
Goldman Sachs Group, Inc.	113,800	18,584
Google, Inc. Class A (a)	38,100	16,880
JPMorgan Chase & Co.	441,200	17,052
Medco Health Solutions, Inc. (a)	287,300	15,187
Morgan Stanley	908,000	25,878
Nabors Industries Ltd. (a)	200,000	3,404
Newmont Mining Corp.	225,000	9,304
Pfizer, Inc.	1,111,300	17,703
Philip Morris International, Inc.	267,200	12,452
Sohu.com, Inc. (a)	215,200	13,164
State Street Corp.	214,100	10,769
Visa, Inc. Class A	210,800	13,799
Wells Fargo & Co.	610,200	14,925
TOTAL UNITED STATES OF AMERICA		296,073
TOTAL COMMON STOCKS (Cost $4,229,728)		4,822,395
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(e)	8,500	$ 0*
Nonconvertible Preferred Stocks - 0.1%
Germany - 0.1%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	150,500	4,419
TOTAL PREFERRED STOCKS (Cost $2,701)		4,419
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.37% (d)	1,600,607	1,601
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	72,769,807	72,770
TOTAL MONEY MARKET FUNDS (Cost $74,371)		74,371
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $4,306,800)		4,901,185
NET OTHER ASSETS - (0.5)%		(26,343)
NET ASSETS - 100%		$ 4,874,842
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MetroPhotonics, Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd. unit	8/18/00	$ 80
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 288
Fidelity Securities Lending Cash Central Fund	3,695
Total	$ 3,983
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arealink Co. Ltd.	$ 2,760	$ -	$ 967	$ -	$ -
Sinfonia Technology Co. Ltd.	21,759	-	19,095	-	-
Total	$ 24,519	$ -	$ 20,062	$ -	$ -
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 924,168	$ 661,187	$ 262,981	$ -
United Kingdom	809,437	615,253	194,184	-
Switzerland	428,187	418,736	9,451	-
France	425,661	379,223	46,438	-
United States of America	296,073	296,073	-	-
Germany	272,537	228,404	44,133	-
Canada	271,127	271,102	-	25
Spain	246,669	246,669	-	-
Italy	147,486	97,086	50,400	-
Other	1,005,469	961,519	43,950	-
Money Market Funds	74,371	74,371	-	-
Total Investments in Securities:	$ 4,901,185	$ 4,249,623	$ 651,537	$ 25
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,884
Total Realized Gain (Loss)	(31,949)
Total Unrealized Gain (Loss)	27,509
Cost of Purchases	-
Proceeds of Sales	(2,419)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 25
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (40)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $4,371,375,000. Net unrealized appreciation aggregated $529,810,000, of which $958,504,000 related to appreciated investment securities and $428,694,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Emerging Asia Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

1.804857.105

AEA-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 0.9%
BHP Billiton Ltd.	23,100	$ 728,854
Incitec Pivot Ltd.	359,500	829,794
Macquarie Group Ltd.	11,123	409,481
Seek Ltd.	68,321	243,403
TOTAL AUSTRALIA		2,211,532
Bermuda - 3.3%
Aquarius Platinum Ltd. (Australia) (d)	300,993	1,251,051
G-Resources Group Ltd. (a)	15,378,000	1,269,950
GOME Electrical Appliances Holdings Ltd.	3,224,160	931,904
Hopson Development Holdings Ltd.	1,384,000	2,221,586
Orient Overseas International Ltd.	242,000	1,355,226
Vtech Holdings Ltd.	182,000	1,297,509
TOTAL BERMUDA		8,327,226
Cayman Islands - 6.3%
Hutchison China Meditech Ltd. (a)	3	4
Kingboard Chemical Holdings Ltd.	448,500	1,423,653
KWG Property Holding Ltd.	2,646,500	2,018,209
New World China Land Ltd.	2,085,600	1,315,972
New World Department Store China Ltd.	2,090,000	1,820,358
Pacific Textile Holdings Ltd.	4,272,000	1,532,437
Shimao Property Holdings Ltd.	1,303,500	2,620,506
Silver Base Group Holdings Ltd.	2,364,000	976,122
SOHO China Ltd.	868,000	552,171
Stella International Holdings Ltd.	1,458,500	2,412,688
TCC International Holdings Ltd. (a)	836,000	401,288
Xingda International Holdings Ltd.	2,254,000	837,632
TOTAL CAYMAN ISLANDS		15,911,040
China - 17.7%
Air China Ltd. (H Shares) (a)	1,612,000	1,040,020
Anhui Conch Cement Co. Ltd. (H Shares)	296,000	2,142,700
Bank of China (H Shares)	8,458,000	4,212,711
BBMG Corp. Class H	24,000	31,278
China Coal Energy Co. Ltd. (H Shares)	1,535,000	2,151,022
China Construction Bank Corp. (H Shares)	3,458,000	2,788,764
China Cosco Holdings Co. Ltd. (H Shares)	1,469,500	2,123,706
China International Marine Containers Co. Ltd. (B Shares)	846,140	1,005,561
China Life Insurance Co. Ltd. (H Shares)	1,184,000	5,243,628
China Resources Land Ltd.	246,000	601,204
China Shenhua Energy Co. Ltd. (H Shares)	142,000	579,921
China Shipping Development Co. Ltd. (H Shares)	390,000	590,799
Common Stocks - continued
	Shares	Value
China - continued
Dongfang Electric Corp. Ltd.	93,600	$ 458,347
Dongfeng Motor Group Co. Ltd. (H Shares)	786,000	837,740
Guangzhou R&F Properties Co. Ltd. (H Shares)	461,600	1,017,327
Industrial & Commercial Bank of China Ltd.	2,915,000	2,098,841
Li Ning Co. Ltd.	491,000	1,625,083
Maanshan Iron & Steel Co. Ltd. (H Shares)	1,310,000	1,019,284
PetroChina Co. Ltd. (H Shares)	2,200,000	2,591,993
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	216,500	1,921,999
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares)	1,012,700	1,013,713
Tencent Holdings Ltd.	418,400	5,647,160
Weiqiao Textile Co. Ltd. (H Shares)	1,988,000	1,254,388
Yantai Changyu Pioneer Wine Co. (B Shares)	265,740	1,713,799
Zhejiang Expressway Co. Ltd. (H Shares)	1,352,000	1,310,157
TOTAL CHINA		45,021,145
Hong Kong - 15.7%
ASM Pacific Technology Ltd.	248,400	1,685,947
BOC Hong Kong Holdings Ltd.	1,081,500	2,305,384
Cathay Pacific Airways Ltd.	566,000	880,786
Cheung Kong Holdings Ltd.	234,000	3,022,433
China Mobile (Hong Kong) Ltd.	471,000	4,942,554
Chow Sang Sang Holdings International Ltd.	1,106,000	967,590
CNOOC Ltd.	2,913,500	3,876,585
CNPC (Hong Kong) Ltd.	1,550,000	1,570,030
Denway Motors Ltd.	722,000	358,678
Henderson Land Development Co. Ltd.	222,000	1,466,661
Hong Kong Exchange & Clearing Ltd.	211,600	3,991,809
Hutchison Whampoa Ltd.	279,000	2,089,840
Midland Holdings Ltd.	1,660,000	1,330,168
New World Development Co. Ltd.	862,000	2,057,717
Sa Sa International Holdings Ltd.	1,344,000	627,790
Shun Tak Holdings Ltd.	1,836,000	1,504,365
Sino Land Co.	554,000	1,130,897
Sino-Ocean Land Holdings Ltd.	638,034	681,680
Sinotruk Hong Kong Ltd.	150,000	174,197
Sun Hung Kai Properties Ltd.	205,000	3,118,706
Techtronic Industries Co. Ltd.	1,963,000	1,628,688
Texwinca Holdings Ltd.	698,000	546,702
TOTAL HONG KONG		39,959,207
India - 9.0%
Bajaj Auto Ltd.	67,850	1,733,314
Common Stocks - continued
	Shares	Value
India - continued
Bharat Heavy Electricals Ltd.	31,032	$ 1,447,165
DLF Ltd.	349,576	2,896,017
HDFC Bank Ltd.	53,370	1,672,911
Housing Development and Infrastructure Ltd.	90,446	523,764
Housing Development Finance Corp. Ltd.	43,347	2,298,592
ICICI Bank Ltd.	63,500	1,007,104
Infosys Technologies Ltd.	73,052	3,153,265
Jindal Saw Ltd.	105,016	1,095,883
LIC Housing Finance Ltd.	106,734	1,374,207
Reliance Industries Ltd. (a)	75,756	3,097,403
Tata Steel Ltd.	176,587	1,707,162
Titan Industries Ltd.	36,444	932,761
TOTAL INDIA		22,939,548
Indonesia - 3.4%
PT Astra International Tbk	1,219,000	3,598,672
PT Bank Rakyat Indonesia Tbk	2,949,000	2,169,045
PT Bumi Resources Tbk	10,218,500	2,882,811
TOTAL INDONESIA		8,650,528
Korea (South) - 17.3%
Daelim Industrial Co.	32,330	1,798,021
Hynix Semiconductor, Inc. (a)	93,742	1,349,357
Hyundai Department Store Co. Ltd.	14,941	1,234,187
Hyundai Engineering & Construction Co. Ltd.	43,136	2,233,179
Hyundai Industrial Development & Construction Co.	51,870	1,843,258
Hyundai Steel Co.	24,680	1,449,271
KB Financial Group, Inc. (a)	83,610	3,631,055
KB Financial Group, Inc. rights 8/27/09 (a)	6,495	84,195
Korean Reinsurance Co.	93,810	901,503
LG Electronics, Inc.	23,037	2,439,921
NHN Corp. (a)	20,164	2,943,709
POSCO	8,646	3,549,760
Samsung C&T Corp.	47,950	1,821,606
Samsung Electronics Co. Ltd.	19,687	11,657,303
Samsung Securities Co. Ltd.	28,570	1,794,533
Shinhan Financial Group Co. Ltd. (a)	104,719	3,538,715
Tong Yang Securities, Inc.	143,840	1,846,968
TOTAL KOREA (SOUTH)		44,116,541
Malaysia - 1.1%
KNM Group Bhd	3,954,000	982,186
Common Stocks - continued
	Shares	Value
Malaysia - continued
Parkson Holdings Bhd	892,500	$ 1,368,204
Public Bank Bhd (For. Reg.)	149,900	442,572
TOTAL MALAYSIA		2,792,962
Singapore - 4.6%
City Developments Ltd.	173,000	1,218,885
DBS Group Holdings Ltd.	180,500	1,740,787
Oversea-Chinese Banking Corp. Ltd.	140,000	760,700
Singapore Airlines Ltd.	145,000	1,360,131
Singapore Exchange Ltd.	392,000	2,375,097
United Overseas Bank Ltd.	121,000	1,486,437
Wing Tai Holdings Ltd.	2,281,000	2,741,891
TOTAL SINGAPORE		11,683,928
Taiwan - 14.4%
Ability Enterprise Co. Ltd.	773,530	1,242,458
Acer, Inc.	462,580	975,634
AU Optronics Corp.	1,761,000	1,953,685
Cathay Financial Holding Co. Ltd.	581,000	892,484
Cathay Real Estate Development Co. Ltd.	2,627,000	1,120,939
China Steel Corp.	1,343,384	1,297,936
Chinatrust Financial Holding Co. Ltd.	2,853,576	1,804,685
Coretronic Corp.	1,072,000	1,272,612
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,415,822	4,876,193
HTC Corp.	54,000	736,513
Hung Poo Real Estate Development Co. Ltd.	209,420	268,078
MediaTek, Inc.	137,274	1,972,712
Prime View International Co. Ltd.	735,000	918,470
Quanta Computer, Inc.	964,550	1,825,619
Siliconware Precision Industries Co. Ltd.	1,514,000	2,034,971
Taiflex Scientific Co. Ltd.	1,366,000	1,802,737
Taiwan Fertilizer Co. Ltd.	404,000	1,280,585
Taiwan Semiconductor Manufacturing Co. Ltd.	3,258,393	5,849,416
Unimicron Technology Corp.	1,781,000	2,019,299
Yuanta Financial Holding Co. Ltd.	3,402,000	2,447,034
TOTAL TAIWAN		36,592,060
Thailand - 2.7%
Asian Property Development PCL (For. Reg.)	8,756,200	1,260,810
Bangkok Bank Ltd. PCL (For. Reg.)	369,800	1,222,524
Minor International PCL (For. Reg.)	2,804,569	696,403
Quality Houses PCL	22,123,200	1,079,180
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam Commercial Bank PCL (For. Reg.)	964,800	$ 2,190,150
Supalai PCL (For. Reg.)	4,263,200	496,100
TOTAL THAILAND		6,945,167
United Kingdom - 0.4%
HSBC Holdings PLC (Hong Kong) (Reg.)	106,565	1,067,708
United States of America - 0.3%
Sohu.com, Inc. (a)	14,200	868,614
TOTAL COMMON STOCKS (Cost $185,638,070)		247,087,206
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.37% (b)	8,740,275	8,740,275
Fidelity Securities Lending Cash Central Fund, 0.22% (b),(c)	152,250	152,250
TOTAL MONEY MARKET FUNDS (Cost $8,892,525)		8,892,525
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $194,530,595)		255,979,731
NET OTHER ASSETS - (0.6)%		(1,566,204)
NET ASSETS - 100%		$ 254,413,527
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 47,680
Fidelity Securities Lending Cash Central Fund	1,589
Total	$ 49,269
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs,and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
China	$ 45,021,145	$ 37,185,524	$ 7,835,621	$ -
Korea (South)	44,116,541	40,493,631	3,622,910	-
Hong Kong	39,959,207	31,140,068	8,819,139	-
Taiwan	36,592,060	36,592,060	-	-
India	22,939,548	21,843,665	1,095,883	-
Cayman Islands	15,911,040	15,911,040	-	-
Singapore	11,683,928	11,683,928	-	-
Indonesia	8,650,528	8,650,528	-	-
Bermuda	8,327,226	8,327,226	-	-
Other	13,885,983	12,089,421	1,796,562	-
Money Market Funds	8,892,525	8,892,525	-	-
Total Investments in Securities:	$ 255,979,731	$ 232,809,616	$ 23,170,115	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $195,166,663. Net unrealized appreciation aggregated $60,813,068, of which $67,388,936 related to appreciated investment securities and $6,575,868 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Emerging Markets Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

1.804858.105

FAEM-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 0.2%
Sino Gold Mining Ltd. (a)	224,337	$ 992,473
Austria - 0.4%
Erste Bank AG	50,300	1,755,690
Bermuda - 1.3%
Aquarius Platinum Ltd.:
(Australia)	241,387	1,003,304
(United Kingdom)	225,111	977,842
Credicorp Ltd. (NY Shares)	24,500	1,634,150
Huabao International Holdings Ltd.	625,000	652,432
Ports Design Ltd.	591,000	1,523,666
TOTAL BERMUDA		5,791,394
Brazil - 13.6%
Banco ABC Brasil SA	154,300	652,426
Banco Bradesco SA:
(PN)	113,600	1,783,143
(PN) sponsored ADR	224,800	3,545,096
BM&F BOVESPA SA	421,000	2,716,420
Brasil Foods SA	41,500	911,844
Companhia de Saneamento de Minas Gerais (a)	2,220	30,326
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	1,225	17,493
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	153,100	3,919,360
Gerdau SA sponsored ADR	251,000	2,929,170
GVT Holding SA (a)	121,200	2,345,408
Localiza Rent A Car SA	149,300	1,200,161
MRV Engenharia e Participacoes SA	118,800	2,021,383
Net Servicos de Comunicacao SA sponsored ADR	195,766	1,988,983
OGX Petroleo e Gas Participacoes SA	3,900	2,487,138
PDG Realty S.A. Empreendimentos e Participacoes	89,200	1,266,774
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	540,400	9,105,132
(PN) sponsored ADR (non-vtg.)	268,600	9,051,820
sponsored ADR	27,800	1,146,472
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	151,800	2,336,202
Vale SA (PN-A) sponsored ADR	638,900	10,989,080
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.) (a)(c)	163,007	2,435,325
TOTAL BRAZIL		62,879,156
Canada - 1.6%
Addax Petroleum, Inc.	46,300	2,202,511
Common Stocks - continued
	Shares	Value
Canada - continued
Eldorado Gold Corp. (a)	86,900	$ 873,557
First Quantum Minerals Ltd.	24,200	1,611,686
Sherritt International Corp.	126,200	718,064
Sino-Forest Corp. (a)	68,200	930,561
Uranium One, Inc. (a)	318,900	852,492
TOTAL CANADA		7,188,871
Cayman Islands - 2.5%
Anta Sports Products Ltd.	745,000	1,117,041
China Dongxiang Group Co. Ltd.	2,482,000	1,886,357
China High Speed Transmission Equipment Group Co. Ltd.	593,000	1,485,972
China Shanshui Cement Group Ltd.	920,000	598,308
Eurasia Drilling Co. Ltd. GDR (Reg. S)	109,000	1,362,500
Geely Automobile Holdings Ltd.	4,390,000	1,070,614
Hidili Industry International Development Ltd. (a)	740,000	854,597
Integra Group Holdings unit (a)	490,700	1,030,470
Perfect World Co. Ltd. sponsored ADR Class B (a)	19,900	712,022
Want Want China Holdings Ltd.	1,170,000	697,484
Yingli Green Energy Holding Co. Ltd. ADR (a)(c)	44,479	590,236
TOTAL CAYMAN ISLANDS		11,405,601
China - 10.2%
China Construction Bank Corp. (H Shares)	9,800,000	7,903,379
China Merchants Bank Co. Ltd. (H Shares)	1,798,250	4,227,710
China National Materials Co. Ltd.	1,195,000	1,131,803
China Oilfield Services Ltd. (H Shares)	750,000	817,758
China Railway Construction Corp. Ltd. (H Shares)	825,500	1,316,565
China Shenhua Energy Co. Ltd. (H Shares)	936,500	3,824,619
China Yurun Food Group Ltd.	804,000	1,271,901
Golden Eagle Retail Group Ltd. (H Shares)	1,746,000	2,279,982
Industrial & Commercial Bank of China Ltd.	11,467,000	8,256,400
Maanshan Iron & Steel Co. Ltd. (H Shares)	1,286,000	1,000,610
NetEase.com, Inc. sponsored ADR (a)	22,400	986,944
PICC Property & Casualty Co. Ltd. (H Shares) (a)	1,924,000	1,501,990
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	519,000	4,607,470
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	22,600	1,120,508
Tencent Holdings Ltd.	243,600	3,287,878
Yantai Changyu Pioneer Wine Co. (B Shares)	222,290	1,433,583
ZTE Corp. (H Shares)	456,300	1,990,095
TOTAL CHINA		46,959,195
Cyprus - 0.0%
XXI Century Investments Public Ltd. (a)	22,235	8,358
Common Stocks - continued
	Shares	Value
Czech Republic - 1.2%
Ceske Energeticke Zavody AS	58,700	$ 3,157,195
Komercni Banka AS	14,593	2,491,825
TOTAL CZECH REPUBLIC		5,649,020
Egypt - 0.3%
Commercial International Bank Ltd. sponsored GDR	200,071	1,604,569
Hong Kong - 6.2%
China Mobile (Hong Kong) Ltd.	1,059,200	11,114,976
China Overseas Land & Investment Ltd.	1,046,000	2,580,633
China Resources Power Holdings Co. Ltd.	805,700	2,084,464
CNOOC Ltd.	4,039,000	5,374,130
CNPC (Hong Kong) Ltd.	2,211,000	2,239,572
Hong Kong Exchange & Clearing Ltd.	77,300	1,458,255
Shanghai Industrial Holdings Ltd. (H Shares)	435,000	2,357,465
Sino-Ocean Land Holdings Ltd.	1,363,500	1,456,774
TOTAL HONG KONG		28,666,269
Hungary - 0.8%
OTP Bank Ltd. (a)	167,400	3,583,686
India - 8.5%
Bank of Baroda	50,473	471,251
Bharat Heavy Electricals Ltd.	60,655	2,828,622
Bharti Airtel Ltd.	97,244	833,869
DLF Ltd.	198,249	1,642,368
Grasim Industries Ltd.	23,355	1,374,828
Housing Development and Infrastructure Ltd.	193,531	1,120,720
Housing Development Finance Corp. Ltd.	86,910	4,608,638
ICICI Bank Ltd.	216,510	3,433,828
Indiabulls Real Estate Ltd.	199,091	1,025,324
Infosys Technologies Ltd. sponsored ADR	116,200	5,000,086
Jain Irrigation Systems Ltd.	99,656	1,471,346
JSW Steel Ltd.	143,739	2,097,102
Mahindra & Mahindra Ltd.	114,799	2,062,061
Maruti Suzuki India Ltd.	46,902	1,387,152
Power Finance Corp. Ltd.	102,291	500,386
Reliance Industries Ltd. (a)	112,670	4,606,689
Rural Electrification Corp. Ltd.	156,628	663,847
Tata Power Co. Ltd.	79,121	2,152,935
Tata Steel Ltd.	181,782	1,757,384
TOTAL INDIA		39,038,436
Common Stocks - continued
	Shares	Value
Indonesia - 5.0%
PT Astra International Tbk	1,056,000	$ 3,117,471
PT Bank Central Asia Tbk	7,211,500	2,742,922
PT Bank Mandiri Persero Tbk	3,601,500	1,514,994
PT Bank Rakyat Indonesia Tbk	4,320,000	3,177,441
PT Berlian Laju Tanker Tbk	2,406,000	201,208
PT Berlian Laju Tanker Tbk rights 8/4/09 (a)	802,000	32,727
PT Bumi Resources Tbk	9,126,000	2,574,598
PT Indocement Tunggal Prakarsa Tbk	1,600,000	1,499,249
PT Indofood Sukses Makmur Tbk	5,301,000	1,215,095
PT International Nickel Indonesia Tbk (a)	1,516,000	656,808
PT Perusahaan Gas Negara Tbk Series B	8,497,200	2,996,504
PT Telkomunikasi Indonesia Tbk Series B	3,809,500	3,435,278
TOTAL INDONESIA		23,164,295
Ireland - 0.3%
Dragon Oil PLC (a)	252,815	1,417,078
Israel - 1.6%
Israel Chemicals Ltd.	186,000	2,108,065
Teva Pharmaceutical Industries Ltd. sponsored ADR	98,300	5,243,322
TOTAL ISRAEL		7,351,387
Kazakhstan - 0.5%
JSC Halyk Bank of Kazakhstan unit (a)	188,950	982,540
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	69,177	1,490,764
TOTAL KAZAKHSTAN		2,473,304
Korea (South) - 9.8%
Hana Financial Group, Inc.	139,680	3,998,364
Hyundai Engineering & Construction Co. Ltd.	28,399	1,470,235
Hyundai Heavy Industries Co. Ltd.	7,617	1,339,376
Hyundai Industrial Development & Construction Co.	60,660	2,155,620
Hyundai Mobis	36,567	3,872,925
Hyundai Motor Co.	50,581	3,644,545
KB Financial Group, Inc. (a)	21,000	911,998
Korea Exchange Bank	295,510	2,876,068
LG Electronics, Inc.	27,866	2,951,375
LG Innotek Co. Ltd.	4,587	461,439
MegaStudy Co. Ltd.	6,412	1,250,201
Mirae Asset Securities Co. Ltd.	14,400	919,800
NHN Corp. (a)	16,265	2,374,501
Samsung C&T Corp.	21,680	823,616
Samsung Electronics Co. Ltd.	15,498	9,176,863
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Securities Co. Ltd.	14,917	$ 936,964
Shinhan Financial Group Co. Ltd. (a)	145,230	4,907,682
Taewoong Co. Ltd.	18,410	1,321,991
TOTAL KOREA (SOUTH)		45,393,563
Luxembourg - 1.1%
ArcelorMittal SA (NY Shares) Class A	48,500	1,747,940
Evraz Group SA GDR	108,693	2,391,246
Ternium SA sponsored ADR (a)(c)	46,245	943,398
TOTAL LUXEMBOURG		5,082,584
Malaysia - 0.0%
Parkson Holdings Bhd	1,190	1,824
Public Bank Bhd	647	1,874
TOTAL MALAYSIA		3,698
Mexico - 2.6%
America Movil SAB de CV Series L sponsored ADR	211,300	9,088,013
Corporacion Geo SA de CV Series B (a)	531,600	1,130,597
Empresas ICA Sociedad Controladora SA de CV sponsored ADR (a)	66,500	493,430
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	38,800	1,082,908
TOTAL MEXICO		11,794,948
Netherlands - 0.3%
X5 Retail Group NV GDR (Reg. S) (a)	75,522	1,215,904
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)(c)	296,000	362,038
Papua New Guinea - 0.2%
Oil Search Ltd.	220,462	1,039,860
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	72,789	1,896,153
Philippines - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	32,000	1,685,440
Poland - 0.3%
Bank Polska Kasa Opieki SA (a)	14,600	730,690
Globe Trade Centre SA (a)	56,700	506,729
TOTAL POLAND		1,237,419
Russia - 7.7%
Cherkizovo Group OJSC GDR (a)	45,700	276,485
Magnit OJSC GDR (Reg. S) (a)	131,700	1,290,660
Common Stocks - continued
	Shares	Value
Russia - continued
Mechel Steel Group OAO sponsored ADR	91,400	$ 976,152
Novorossiysk Commercial Sea Port JSC	1,890,700	302,512
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	11,500	148,350
OAO Gazprom	146,200	738,310
OAO Gazprom sponsored ADR	462,476	9,596,377
OAO NOVATEK GDR	28,400	1,224,324
OAO Tatneft sponsored ADR	97,500	2,427,750
OJSC MMC Norilsk Nickel sponsored ADR	300,780	3,016,823
OJSC Oil Company Rosneft GDR (Reg. S)	620,900	3,793,699
Polymetal JSC GDR (Reg. S) (a)	144,400	1,169,640
RusHydro OJSC GDR (a)	284,729	1,013,635
Sberbank (Savings Bank of the Russian Federation)	1,728,400	2,367,908
Sberbank (Savings Bank of the Russian Federation) GDR	7,007	1,358,195
Sistema JSFC sponsored GDR	93,000	1,393,140
Uralkali JSC	185,600	668,160
Vimpel Communications sponsored ADR (c)	284,300	3,840,893
TOTAL RUSSIA		35,603,013
Singapore - 0.7%
Singapore Exchange Ltd.	150,000	908,838
Straits Asia Resources Ltd.	843,000	1,247,631
Wilmar International Ltd.	298,000	1,240,286
TOTAL SINGAPORE		3,396,755
South Africa - 5.2%
African Bank Investments Ltd.	557,047	2,151,379
AngloGold Ashanti Ltd.	50,700	1,933,918
Aspen Pharmacare Holdings Ltd.	254,300	1,949,852
Aveng Ltd.	384,800	1,834,742
Clicks Group Ltd.	283,771	748,921
Illovo Sugar Ltd.	279,515	1,105,813
JD Group Ltd.	302,641	1,852,506
Mr. Price Group Ltd.	398,977	1,569,687
MTN Group Ltd.	412,873	6,810,276
Mvelaphanda Resources Ltd. (a)	229,619	1,151,942
Raubex Group Ltd.	386,699	1,238,334
Shoprite Holdings Ltd.	202,300	1,485,967
TOTAL SOUTH AFRICA		23,833,337
Taiwan - 7.8%
Advanced Semiconductor Engineering, Inc.	613,000	433,431
Advanced Semiconductor Engineering, Inc. sponsored ADR (c)	401,300	1,412,576
Asia Cement Corp.	1,629,000	1,742,697
Common Stocks - continued
	Shares	Value
Taiwan - continued
EVA Airways Corp. (a)	2,131,000	$ 616,373
Farglory Land Development Co. Ltd.	295,000	698,613
First Financial Holding Co. Ltd.	3,082,978	1,898,085
Fubon Financial Holding Co. Ltd.	2,003,000	2,054,281
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,754,273	6,041,842
HTC Corp.	229,900	3,135,637
Hung Poo Real Estate Development Co. Ltd.	216,000	276,501
Macronix International Co. Ltd.	2,144,000	1,120,683
MediaTek, Inc.	269,538	3,873,428
Polaris Securities Co. Ltd.	1,266,000	702,262
Siliconware Precision Industries Co. Ltd.	1,297,379	1,743,810
Taiwan Semiconductor Manufacturing Co. Ltd.	1,916,534	3,440,532
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	252,322	2,641,811
Wistron Corp.	1,309,000	2,609,223
Yuanta Financial Holding Co. Ltd.	2,117,000	1,522,743
TOTAL TAIWAN		35,964,528
Thailand - 0.8%
Central Pattana PCL (For. Reg.)	706,200	383,917
National Finance PCL (For. Reg.)	502,400	203,736
Siam Commercial Bank PCL (For. Reg.)	1,185,400	2,690,924
Thai Airways International PCL (For. Reg.) (a)	914,200	365,358
Total Access Communication PCL (For. Reg.)	14,600	14,265
TOTAL THAILAND		3,658,200
Turkey - 2.9%
Anadolu Efes Biracilik ve Malt Sanyii AS	169,646	1,822,043
Enka Insaat ve Sanayi AS	380,112	1,291,931
Tofas Turk Otomobil Fabrikasi AS	590,745	1,236,826
Turk Hava Yollari AO	897,000	1,414,615
Turkiye Garanti Bankasi AS (a)	1,201,375	4,246,584
Turkiye Halk Bankasi	295,200	1,575,229
Turkiye Is Bankasi AS Series C	555,510	1,925,838
TOTAL TURKEY		13,513,066
United Arab Emirates - 0.1%
DP World Ltd.	1,522,517	548,106
United Kingdom - 1.6%
Hikma Pharmaceuticals PLC	156,676	1,137,995
Max Petroleum PLC (a)	1,771,200	769,377
Randgold Resources Ltd. sponsored ADR	23,700	1,472,244
Standard Chartered PLC (United Kingdom)	62,300	1,479,042
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Tullow Oil PLC	40,704	$ 672,221
Xstrata PLC	129,400	1,747,236
TOTAL UNITED KINGDOM		7,278,115
United States of America - 1.3%
AsiaInfo Holdings, Inc. (a)	11,400	219,678
Central European Distribution Corp. (a)	64,900	1,863,279
CTC Media, Inc. (a)	145,702	1,800,877
Freeport-McMoRan Copper & Gold, Inc.	36,600	2,206,980
TOTAL UNITED STATES OF AMERICA		6,090,814
TOTAL COMMON STOCKS (Cost $385,178,293)		449,526,323
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.37% (d)	10,918,436	10,918,436
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	3,681,825	3,681,825
TOTAL MONEY MARKET FUNDS (Cost $14,600,261)		14,600,261
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $399,778,554)		464,126,584
NET OTHER ASSETS - (0.6)%		(2,965,704)
NET ASSETS - 100%		$ 461,160,880
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 66,658
Fidelity Securities Lending Cash Central Fund	105,279
Total	$ 171,937
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 62,879,156	$ 62,848,830	$ 30,326	$ -
China	46,959,195	46,959,195	-	-
Korea (South)	45,393,563	40,485,881	4,907,682	-
India	39,038,436	37,192,357	1,846,079	-
Taiwan	35,964,528	35,531,097	433,431	-
Russia	35,603,013	35,603,013	-	-
Hong Kong	28,666,269	12,177,163	16,489,106	-
South Africa	23,833,337	23,833,337	-	-
Indonesia	23,164,295	23,131,568	32,727	-
Cyprus	8,358	-	-	8,358
Other	108,016,173	108,016,173	-	-
Money Market Funds	14,600,261	14,600,261	-	-
Total Investments in Securities:	$ 464,126,584	$ 440,378,875	$ 23,739,351	$ 8,358
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,240,035
Total Realized Gain (Loss)	(1,245,815)
Total Unrealized Gain (Loss)	2,499,359
Cost of Purchases	197,294
Proceeds of Sales	(136,304)
Amortization/Accretion	-
Transfer in/out of Level 3	(2,546,211)
Ending Balance	$ 8,358
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ 403,935

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $407,594,193. Net unrealized appreciation aggregated $56,532,391, of which $90,441,098 related to appreciated investment securities and $33,908,707 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Europe Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

1.804846.105

AEUR-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Australia - 0.2%
Billabong International Ltd.	6,193	$ 47,649
Belgium - 2.2%
Anheuser-Busch InBev SA NV	7,119	283,235
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,080	26
Fortis (a)	18,500	71,982
Gimv NV	900	45,088
Umicore SA	5,400	140,997
TOTAL BELGIUM		541,328
Bermuda - 0.9%
Seadrill Ltd.	3,800	60,979
Signet Jewelers Ltd. (United Kingdom)	6,800	151,553
TOTAL BERMUDA		212,532
Brazil - 0.5%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	3,900	131,430
Canada - 0.6%
Petrobank Energy & Resources Ltd. (a)	2,300	69,981
Suncor Energy, Inc.	2,300	74,379
TOTAL CANADA		144,360
Cayman Islands - 0.6%
China Dongxiang Group Co. Ltd.	176,000	133,763
Denmark - 2.4%
Carlsberg AS Series B	800	55,503
Danske Bank AS (a)	8,307	172,900
Genmab AS (a)	2,600	104,002
Novo Nordisk AS Series B	4,400	258,952
TOTAL DENMARK		591,357
Finland - 1.2%
Nokia Corp.	8,917	119,898
Nokia Corp. sponsored ADR	6,500	86,710
Nokian Tyres PLC	4,474	94,501
TOTAL FINLAND		301,109
France - 14.5%
Accor SA	210	8,964
AXA SA	9,600	202,633
BNP Paribas SA	5,761	419,986
Bouygues SA	3,700	157,596
Common Stocks - continued
	Shares	Value
France - continued
Danone	4,978	$ 267,087
Essilor International SA	2,252	124,856
GDF Suez	4,129	157,744
L'Oreal SA	2,000	173,339
PPR SA	2,200	245,169
Renault SA (a)	3,300	140,723
Sanofi-Aventis	5,700	372,923
Schneider Electric SA	2,500	227,114
Societe Generale Series A	2,036	130,727
Technip SA	1,200	72,551
Television Francaise 1 SA	3,200	49,576
Total SA sponsored ADR	9,900	550,935
Unibail-Rodamco	700	122,315
Vallourec SA	540	71,037
TOTAL FRANCE		3,495,275
Germany - 9.4%
Bayerische Motoren Werke AG (BMW)	5,000	231,104
Deutsche Bank AG	1,453	94,298
Deutsche Boerse AG	2,600	206,034
Deutsche Post AG	5,200	82,302
Deutsche Telekom AG (Reg.)	18,887	241,563
E.ON AG	10,100	382,332
Fresenius Medical Care AG & Co. KGaA	1,500	68,882
MAN AG	1,200	82,950
Munich Re Group (Reg.)	1,600	241,928
Salzgitter AG	500	50,703
SAP AG	4,700	222,073
Siemens AG (Reg.)	4,600	365,602
TOTAL GERMANY		2,269,771
Hong Kong - 0.7%
China Unicom (Hong Kong) Ltd. sponsored ADR	7,200	103,536
Esprit Holdings Ltd.	10,000	72,259
TOTAL HONG KONG		175,795
Ireland - 1.0%
CRH PLC	7,741	184,800
Ryanair Holdings PLC sponsored ADR (a)	1,800	50,958
TOTAL IRELAND		235,758
Italy - 3.3%
ENI SpA sponsored ADR	4,800	223,584
Common Stocks - continued
	Shares	Value
Italy - continued
Fiat SpA (a)	16,400	$ 181,851
Intesa Sanpaolo SpA	79,600	296,388
UniCredit SpA	29,323	85,884
TOTAL ITALY		787,707
Luxembourg - 0.6%
ArcelorMittal SA (Netherlands)	4,100	147,549
Netherlands - 2.5%
Akzo Nobel NV	3,000	164,595
ASML Holding NV (Netherlands)	4,200	109,671
Koninklijke Ahold NV	3,348	38,074
Koninklijke KPN NV	12,800	192,375
Koninklijke Philips Electronics NV	4,400	100,162
TOTAL NETHERLANDS		604,877
Netherlands Antilles - 0.4%
Schlumberger Ltd.	1,600	85,600
Norway - 1.1%
DnB Nor ASA (a)	18,800	163,536
Pronova BioPharma ASA (a)	9,400	29,279
Telenor ASA (a)	8,600	79,297
TOTAL NORWAY		272,112
Papua New Guinea - 0.3%
Lihir Gold Ltd. (a)	34,725	80,442
South Africa - 0.6%
MTN Group Ltd.	9,000	148,454
Spain - 6.9%
Banco Bilbao Vizcaya Argentaria SA	15,224	249,237
Banco Santander SA	29,655	429,420
Iberdrola SA	28,900	247,962
Inditex SA	2,500	134,472
Telefonica SA sponsored ADR (c)	8,300	619,512
TOTAL SPAIN		1,680,603
Sweden - 1.8%
H&M Hennes & Mauritz AB (B Shares)	4,414	262,376
Lundin Petroleum AB (a)	10,400	92,081
Telefonaktiebolaget LM Ericsson (B Shares)	7,000	68,905
TOTAL SWEDEN		423,362
Common Stocks - continued
	Shares	Value
Switzerland - 10.6%
Actelion Ltd. (Reg.) (a)	2,378	$ 131,178
Credit Suisse Group (Reg.)	7,138	337,312
Nestle SA (Reg.)	17,848	734,530
Nobel Biocare Holding AG (Switzerland)	3,860	91,673
Novartis AG (Reg.)	4,262	194,729
Roche Holding AG (participation certificate)	3,201	504,720
Schindler Holding AG (participation certificate)	1,665	107,505
Sonova Holding AG	1,314	115,889
UBS AG (For. Reg.) (a)	9,334	136,646
Zurich Financial Services AG (Reg.)	1,108	217,733
TOTAL SWITZERLAND		2,571,915
United Kingdom - 32.9%
Aberdeen Asset Management PLC	48,200	100,257
Aegis Group PLC	15,110	20,827
Anglo American PLC (United Kingdom)	8,500	274,078
AstraZeneca PLC (United Kingdom)	7,400	344,730
Barclays PLC	65,700	334,001
Barratt Developments PLC (a)	8,900	29,515
Bellway PLC	10,700	131,392
BG Group PLC	25,000	417,257
Bovis Homes Group PLC	15,600	120,411
BP PLC	32,700	271,211
BP PLC sponsored ADR	4,100	205,164
British Land Co. PLC	17,600	127,909
British Sky Broadcasting Group PLC (BSkyB)	11,000	100,342
Burberry Group PLC	17,200	132,186
Cairn Energy PLC (a)	2,800	112,084
Capita Group PLC	6,800	75,833
Carphone Warehouse Group PLC	31,800	95,365
Debenhams PLC	33,160	49,168
easyJet PLC (a)	4,200	21,209
Experian PLC	24,000	198,078
HSBC Holdings PLC sponsored ADR	15,836	802,883
Icap PLC	9,200	69,782
Imperial Tobacco Group PLC	6,800	194,383
InterContinental Hotel Group PLC	9,000	102,096
ITV PLC	111,500	74,979
Kesa Electricals PLC	51,900	112,939
Mothercare PLC	6,400	56,670
NEXT PLC	3,400	96,850
Persimmon PLC	24,000	180,536
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Prudential PLC	29,400	$ 220,174
Reckitt Benckiser Group PLC	5,004	240,439
Redrow PLC (a)	30,400	97,261
Rio Tinto PLC (Reg.)	11,869	494,393
Royal Dutch Shell PLC Class A (United Kingdom)	16,813	441,567
Segro PLC	14,920	68,798
Standard Chartered PLC (United Kingdom)	16,269	386,237
Taylor Wimpey PLC	56,934	37,097
The Game Group PLC	23,600	57,960
Tomkins PLC	35,200	104,091
Vodafone Group PLC	124,600	256,216
Vodafone Group PLC sponsored ADR	12,550	258,279
Wolseley PLC (a)	8,528	190,777
Xstrata PLC	19,100	257,900
TOTAL UNITED KINGDOM		7,963,324
United States of America - 3.9%
Allergan, Inc.	900	48,087
Autoliv, Inc.	1,400	50,134
BorgWarner, Inc.	1,900	63,061
CME Group, Inc.	350	97,591
CVS Caremark Corp.	2,100	70,308
Goldman Sachs Group, Inc.	500	81,650
Morgan Stanley	3,900	111,150
Pfizer, Inc.	7,400	117,882
State Street Corp.	1,600	80,480
Virgin Media, Inc.	8,200	85,690
Wells Fargo & Co.	5,100	124,746
TOTAL UNITED STATES OF AMERICA		930,779
TOTAL COMMON STOCKS (Cost $23,108,439)		23,976,851
Nonconvertible Preferred Stocks - 0.0%

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares) (Cost $8,612)	7,700	8,675
Money Market Funds - 0.9%
	Shares	Value
Fidelity Cash Central Fund, 0.37% (d)	100,197	$ 100,197
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	106,750	106,750
TOTAL MONEY MARKET FUNDS (Cost $206,947)		206,947
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $23,323,998)		24,192,473
NET OTHER ASSETS - 0.0%		(2,701)
NET ASSETS - 100%		$ 24,189,772
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,920
Fidelity Securities Lending Cash Central Fund	14,899
Total	$ 17,819
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 24,192,473	$ 19,246,850	$ 4,945,623	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $23,708,011. Net unrealized appreciation aggregated $484,462, of which $3,437,635 related to appreciated investment securities and $2,953,173 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Global Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

1.804860.105

AGLO-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Australia - 1.5%
MacArthur Coal Ltd.	11,497	$ 75,381
Mirabela Nickel Ltd. (a)(e)	8,400	20,740
OZ Minerals Ltd.	82,976	77,720
Westfield Group unit	8,681	82,255
Woolworths Ltd.	4,199	95,692
TOTAL AUSTRALIA		351,788
Belgium - 1.2%
Anheuser-Busch InBev SA NV	3,500	139,250
Fortis (a)	32,225	125,385
TOTAL BELGIUM		264,635
Bermuda - 1.8%
Aquarius Platinum Ltd. (United Kingdom)	16,400	71,239
Cooper Industries Ltd. Class A	6,400	210,880
Northern Offshore Ltd. (a)	50,000	53,816
Vostok Nafta Investment Ltd. SDR (a)	18,100	66,209
TOTAL BERMUDA		402,144
Brazil - 1.1%
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	5,200	74,256
TIM Participacoes SA	43,200	95,846
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.) (a)	5,599	83,649
TOTAL BRAZIL		253,751
Canada - 4.9%
Agnico-Eagle Mines Ltd. (Canada)	3,400	199,421
Canadian National Railway Co.	1,900	92,394
Canadian Natural Resources Ltd.	1,800	108,199
Consolidated Thompson Iron Mines Ltd. (a)	24,100	97,756
Grande Cache Coal Corp. (a)	24,300	64,508
Niko Resources Ltd.	900	63,406
OPTI Canada, Inc. (a)(c)	74,500	108,567
OPTI Canada, Inc. (a)(d)	17,500	25,502
Quadra Mining Ltd. (a)	7,600	74,494
Research In Motion Ltd. (a)	1,400	106,400
Suncor Energy, Inc.	3,300	106,717
Teck Resources Ltd. Class B (sub. vtg.)	3,200	84,207
TOTAL CANADA		1,131,571
Cayman Islands - 1.4%
China High Speed Transmission Equipment Group Co. Ltd.	29,000	72,670
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Himax Technologies, Inc. sponsored ADR	22,300	$ 85,186
Trina Solar Ltd. ADR (a)	2,800	79,128
Xinyu Hengdeli Holdings Ltd.	68,000	25,182
Yingli Green Energy Holding Co. Ltd. ADR (a)(c)	4,300	57,061
TOTAL CAYMAN ISLANDS		319,227
Denmark - 0.9%
Danske Bank AS (a)	5,197	108,169
Novo Nordisk AS Series B	1,594	93,811
TOTAL DENMARK		201,980
France - 6.5%
Atos Origin SA	1,636	74,580
AXA SA sponsored ADR	4,500	95,130
BNP Paribas SA	1,927	140,481
Bouygues SA	1,766	75,220
Carrefour SA	2,195	103,035
Credit Agricole SA	7,300	104,199
Danone	1,800	96,576
Electricite de France	1,700	84,257
Iliad Group SA	600	64,051
Nexity	1,900	65,479
Pernod Ricard SA	1,100	85,475
Renault SA (a)	1,800	76,758
Saft Groupe SA	1,647	64,248
Sanofi-Aventis sponsored ADR	5,000	163,200
Societe Generale Series A	1,966	126,232
Vallourec SA	500	65,775
TOTAL FRANCE		1,484,696
Germany - 2.1%
Aixtron AG	8,400	137,679
Commerzbank AG (a)	4,932	38,661
Deutsche Bank AG (NY Shares)	1,600	103,840
Deutsche Postbank AG (a)	2,300	63,529
E.ON AG	3,873	146,611
TOTAL GERMANY		490,320
Greece - 0.3%
Hellenic Telecommunications Organization SA	4,571	71,663
Hong Kong - 0.4%
China Unicom (Hong Kong) Ltd. sponsored ADR	6,100	87,718
Common Stocks - continued
	Shares	Value
India - 2.1%
Dishman Pharmaceuticals and Chemicals Ltd.	14,943	$ 58,460
Educomp Solutions Ltd.	475	40,758
Financial Technologies India Ltd.	2,043	60,322
Housing Development and Infrastructure Ltd.	11,075	64,134
ICSA (India) Ltd.	16,421	62,851
Indiabulls Real Estate Ltd.	12,192	62,789
MIC Electronics Ltd.	66,324	59,771
Sintex Industries Ltd.	14,490	65,989
TOTAL INDIA		475,074
Ireland - 0.3%
Covidien PLC	1,700	64,277
Israel - 1.9%
Bezeq Israeli Telecommunication Corp. Ltd.	33,500	66,400
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,052	376,154
TOTAL ISRAEL		442,554
Italy - 0.7%
Banco Popolare Scarl (a)	4,900	39,598
Intesa Sanpaolo SpA	35,139	130,839
TOTAL ITALY		170,437
Japan - 8.2%
eAccess Ltd.	88	68,365
East Japan Railway Co.	1,400	80,351
FamilyMart Co. Ltd.	2,200	71,620
Itochu Corp.	11,000	82,317
Japan Tobacco, Inc.	28	81,091
JTEKT Corp.	6,100	69,053
KDDI Corp.	14	74,284
Mitsubishi Corp.	4,800	95,888
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	23,337	144,689
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,140	65,596
Mitsui & Co. Ltd.	7,000	87,824
Nippon Electric Glass Co. Ltd.	6,000	69,633
Nomura Holdings, Inc.	9,100	79,743
ORIX Corp.	2,170	137,388
Ricoh Co. Ltd.	6,000	78,765
ROHM Co. Ltd.	900	66,970
Sankyo Co. Ltd. (Gunma)	1,300	77,497
Shinsei Bank Ltd. (a)	59,000	87,306
Softbank Corp.	3,900	83,062
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Mitsui Financial Group, Inc.	2,800	$ 119,860
Tokuyama Corp.	8,000	60,543
Toshiba Corp.	20,000	88,786
TOTAL JAPAN		1,870,631
Korea (South) - 1.9%
DigiTech Systems Co., Ltd. (a)	3,617	75,138
Hanjin Heavy Industries & Consolidated Co. Ltd.	2,578	65,784
Hyundai Mipo Dockyard Co. Ltd.	656	72,966
KT&G Corp.	1,195	69,685
LG Corp.	1,389	75,204
Lumens Co. Ltd. (a)	19,064	77,257
TOTAL KOREA (SOUTH)		436,034
Luxembourg - 1.2%
Evraz Group SA GDR	3,100	68,200
GAGFAH SA	8,100	67,997
SES SA FDR (France) unit	3,628	71,667
Tenaris SA sponsored ADR	2,300	69,736
TOTAL LUXEMBOURG		277,600
Netherlands - 0.6%
Gemalto NV (a)	1,757	65,609
New World Resources BV	11,447	74,538
TOTAL NETHERLANDS		140,147
Netherlands Antilles - 0.6%
Schlumberger Ltd.	2,600	139,100
Norway - 1.0%
DnB Nor ASA (a)	11,500	100,035
Renewable Energy Corp. AS (a)	15,151	120,255
TOTAL NORWAY		220,290
Russia - 1.4%
Lukoil Oil Co. sponsored ADR	1,700	85,918
Mechel Steel Group OAO sponsored ADR	12,400	132,432
OAO Gazprom sponsored ADR	5,395	111,946
TOTAL RUSSIA		330,296
South Africa - 1.1%
Imperial Holdings Ltd.	7,101	62,234
Common Stocks - continued
	Shares	Value
South Africa - continued
MTN Group Ltd.	6,900	$ 113,814
Naspers Ltd. Class N	2,500	74,581
TOTAL SOUTH AFRICA		250,629
Spain - 1.6%
EDP Renovaveis SA (a)	6,891	70,753
Grupo Acciona SA	565	68,246
Telefonica SA	9,094	226,249
TOTAL SPAIN		365,248
Switzerland - 2.6%
ACE Ltd.	4,000	196,240
Actelion Ltd. (Reg.) (a)	1,275	70,333
Credit Suisse Group sponsored ADR	2,800	132,636
Roche Holding AG (participation certificate)	1,306	205,924
TOTAL SWITZERLAND		605,133
Taiwan - 1.3%
SIMPLO Technology Co. Ltd.	15,000	65,834
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	15,074	157,825
Wintek Corp.	92,000	70,521
TOTAL TAIWAN		294,180
United Kingdom - 7.0%
AstraZeneca PLC sponsored ADR	3,300	153,252
BAE Systems PLC	15,900	81,552
Barclays PLC Sponsored ADR	6,700	137,618
BG Group PLC	8,981	149,896
Bovis Homes Group PLC	8,300	64,065
Cairn Energy PLC (a)	1,621	64,889
Carphone Warehouse Group PLC	22,139	66,393
Debenhams PLC	41,030	60,837
Imperial Tobacco Group PLC	3,677	105,110
Reckitt Benckiser Group PLC	2,030	97,540
Taylor Wimpey PLC	99,500	64,832
Tesco PLC	19,044	116,927
The Game Group PLC	26,700	65,573
Vodafone Group PLC	85,977	176,795
Wolseley PLC (a)	3,469	77,604
Xstrata PLC	8,936	120,659
TOTAL UNITED KINGDOM		1,603,542
Common Stocks - continued
	Shares	Value
United States of America - 39.4%
Air Products & Chemicals, Inc.	1,500	$ 111,900
Amazon.com, Inc. (a)	2,700	231,552
Apple, Inc. (a)	1,400	228,746
Applied Materials, Inc.	17,500	241,500
Ascent Media Corp. (a)	4,600	127,512
Bank of America Corp.	8,900	131,631
Berkshire Hathaway, Inc. Class B (a)	52	165,386
C.R. Bard, Inc.	2,100	154,497
Capital One Financial Corp.	3,200	98,240
Charles Schwab Corp.	5,900	105,433
CME Group, Inc.	700	195,181
CSX Corp.	3,100	124,372
Cummins, Inc.	4,600	197,846
D.R. Horton, Inc.	8,800	101,992
Danaher Corp.	2,800	171,472
Deere & Co.	2,300	100,602
eBay, Inc. (a)	4,400	93,500
eHealth, Inc. (a)	6,100	99,064
Expedia, Inc. (a)	10,950	226,775
Globe Specialty Metals, Inc.	4,300	30,960
Goldman Sachs Group, Inc.	400	65,320
Google, Inc. Class A (a)	780	345,579
Henry Schein, Inc. (a)	1,900	97,622
Hewlett-Packard Co.	4,700	203,510
Humana, Inc. (a)	3,500	114,975
Illumina, Inc. (a)	2,300	83,122
Johnson & Johnson	4,800	292,272
JPMorgan Chase & Co.	9,700	374,905
Juniper Networks, Inc. (a)	10,000	261,300
Landstar System, Inc.	8,500	311,780
Las Vegas Sands Corp. (a)(c)	8,190	76,577
Lockheed Martin Corp.	1,300	97,188
Masco Corp.	11,300	157,409
Medco Health Solutions, Inc. (a)	2,000	105,720
Meritage Homes Corp. (a)	4,200	89,880
Mohawk Industries, Inc. (a)	2,600	134,108
Morgan Stanley	7,400	210,900
National Oilwell Varco, Inc. (a)	3,800	136,572
Noble Energy, Inc.	5,430	331,882
OpenTable, Inc.	3,200	95,040
Optimer Pharmaceuticals, Inc. (a)	6,700	94,403
Orthovita, Inc. (a)	21,200	138,012
Common Stocks - continued
	Shares	Value
United States of America - continued
Philip Morris International, Inc.	8,000	$ 372,800
Polo Ralph Lauren Corp. Class A	2,200	138,710
QUALCOMM, Inc.	6,100	281,881
Quicksilver Gas Services LP	6,400	89,664
Rubicon Technology, Inc. (a)	8,300	98,106
Southwestern Energy Co. (a)	10,250	424,659
The Coca-Cola Co.	5,100	254,184
The Walt Disney Co.	8,300	208,496
Torchmark Corp.	2,500	97,650
Veeco Instruments, Inc. (a)	5,000	94,200
Virgin Media, Inc.	6,000	62,700
Visa, Inc. Class A	1,200	78,552
Wells Fargo & Co.	3,400	83,164
TOTAL UNITED STATES OF AMERICA		9,041,003
TOTAL COMMON STOCKS (Cost $19,409,481)		21,785,668
Nonconvertible Preferred Stocks - 0.7%

Italy - 0.7%
Fiat SpA (Risparmio Shares)	11,200	73,269
Telecom Italia SpA (Risparmio Shares)	84,000	94,639
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $143,707)		167,908
Convertible Bonds - 1.1%
	Principal Amount
United States of America - 1.1%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 250,000	192,800
Cogent Communications Group, Inc. 1% 6/15/27	80,000	49,800
TOTAL CONVERTIBLE BONDS (Cost $178,146)		242,600
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.37% (f)	749,248	$ 749,248
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(f)	223,930	223,930
TOTAL MONEY MARKET FUNDS (Cost $973,178)		973,178
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $20,704,512)		23,169,354
NET OTHER ASSETS - (1.0)%		(230,724)
NET ASSETS - 100%		$ 22,938,630
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,502 or 0.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,542
Fidelity Securities Lending Cash Central Fund	15,900
Total	$ 19,442
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 9,041,003	$ 9,041,003	$ -	$ -
Japan	1,870,631	1,790,888	79,743	-
United Kingdom	1,603,542	1,426,747	176,795	-
France	1,484,696	1,484,696	-	-
Canada	1,131,571	1,131,571	-	-
Switzerland	605,133	605,133	-	-
Germany	490,320	490,320	-	-
India	475,074	475,074	-	-
Israel	442,554	442,554	-	-
Other	4,809,052	4,582,803	226,249	-
Corporate Bonds	242,600	-	242,600
Money Market Funds	973,178	973,178	-	-
Total Investments in Securities:	$ 23,169,354	$ 22,443,967	$ 725,387	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $21,147,553. Net unrealized appreciation aggregated $2,021,801, of which $3,191,591 related to appreciated investment securities and $1,169,790 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

1.804862.105

AICAP-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 2.7%
MacArthur Coal Ltd.	135,743	$ 890,011
Mirabela Nickel Ltd. (a)(e)	101,400	250,359
OZ Minerals Ltd.	991,557	928,748
Westfield Group unit	104,290	988,177
Woolworths Ltd.	49,812	1,135,174
TOTAL AUSTRALIA		4,192,469
Belgium - 2.0%
Anheuser-Busch InBev SA NV	40,846	1,625,093
Fortis (a)	378,800	1,473,885
TOTAL BELGIUM		3,098,978
Bermuda - 1.5%
Aquarius Platinum Ltd. (United Kingdom)	197,000	855,733
Northern Offshore Ltd. (a)	590,000	635,035
Vostok Nafta Investment Ltd. SDR (a)	212,500	777,315
TOTAL BERMUDA		2,268,083
Brazil - 1.9%
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	61,200	873,936
TIM Participacoes SA	517,300	1,147,707
Votorantim Celulose e Papel SA sponsored ADR (a)(c)	66,001	986,055
TOTAL BRAZIL		3,007,698
Canada - 7.2%
Canadian National Railway Co.	22,600	1,099,006
Canadian Natural Resources Ltd.	22,300	1,340,463
Consolidated Thompson Iron Mines Ltd. (a)	284,000	1,151,975
Grande Cache Coal Corp. (a)(c)	292,000	775,161
Niko Resources Ltd.	10,500	739,732
OPTI Canada, Inc. (a)(c)	895,900	1,305,577
OPTI Canada, Inc. (a)(d)	208,900	304,426
Quadra Mining Ltd. (a)	89,800	880,204
Research In Motion Ltd. (a)	16,800	1,276,800
Suncor Energy, Inc.	40,000	1,293,544
Teck Resources Ltd. Class B (sub. vtg.)	37,500	986,796
TOTAL CANADA		11,153,684
Cayman Islands - 2.5%
China High Speed Transmission Equipment Group Co. Ltd.	351,000	879,555
Himax Technologies, Inc. sponsored ADR	266,300	1,017,266
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Trina Solar Ltd. ADR (a)(c)	34,100	$ 963,666
Xinyu Hengdeli Holdings Ltd.	836,000	309,596
Yingli Green Energy Holding Co. Ltd. ADR (a)(c)	53,100	704,637
TOTAL CAYMAN ISLANDS		3,874,720
Denmark - 1.6%
Danske Bank AS (a)	63,490	1,321,468
Novo Nordisk AS Series B	18,769	1,104,608
TOTAL DENMARK		2,426,076
France - 11.4%
Atos Origin SA	19,412	884,928
AXA SA sponsored ADR	55,200	1,166,928
BNP Paribas SA	22,656	1,651,657
Bouygues SA	20,791	885,563
Carrefour SA	25,838	1,212,851
Credit Agricole SA	86,900	1,240,400
Danone	21,400	1,148,186
Electricite de France	20,500	1,016,043
Iliad Group SA	7,399	789,852
Nexity	23,500	809,870
Pernod Ricard SA	13,100	1,017,931
Renault SA (a)	22,000	938,157
Saft Groupe SA	19,686	767,933
Sanofi-Aventis sponsored ADR	59,200	1,932,288
Societe Generale Series A	23,360	1,499,888
Vallourec SA	6,200	815,614
TOTAL FRANCE		17,778,089
Germany - 3.7%
Aixtron AG	98,400	1,612,813
Commerzbank AG (a)	59,056	462,933
Deutsche Bank AG (NY Shares)	19,300	1,252,570
Deutsche Postbank AG (a)	28,600	789,970
E.ON AG	45,280	1,714,058
TOTAL GERMANY		5,832,344
Greece - 0.5%
Hellenic Telecommunications Organization SA	53,799	843,447
Hong Kong - 0.7%
China Unicom (Hong Kong) Ltd. sponsored ADR	73,200	1,052,616
Common Stocks - continued
	Shares	Value
India - 3.8%
Dishman Pharmaceuticals and Chemicals Ltd.	185,018	$ 723,824
Educomp Solutions Ltd.	5,774	495,441
Financial Technologies India Ltd.	25,264	745,955
Housing Development and Infrastructure Ltd.	136,924	792,914
ICSA (India) Ltd.	202,044	773,323
Indiabulls Real Estate Ltd.	150,728	776,253
MIC Electronics Ltd.	816,055	735,431
Rural Electrification Corp. Ltd.	15,167	64,283
Sintex Industries Ltd.	178,172	811,414
TOTAL INDIA		5,918,838
Ireland - 0.5%
Covidien PLC	21,000	794,010
Israel - 1.6%
Bezeq Israeli Telecommunication Corp. Ltd.	407,200	807,102
Teva Pharmaceutical Industries Ltd. sponsored ADR	33,200	1,770,888
TOTAL ISRAEL		2,577,990
Italy - 1.3%
Banco Popolare Scarl (a)	59,100	477,597
Intesa Sanpaolo SpA	423,102	1,575,406
TOTAL ITALY		2,053,003
Japan - 14.5%
eAccess Ltd.	1,081	839,800
East Japan Railway Co.	16,800	964,211
FamilyMart Co. Ltd.	25,800	839,911
Itochu Corp.	131,000	980,319
Japan Tobacco, Inc.	345	999,154
JTEKT Corp.	77,100	872,784
KDDI Corp.	172	912,631
Mitsubishi Corp.	57,000	1,138,675
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	272,200	1,687,640
Mitsubishi UFJ Lease & Finance Co. Ltd.	26,350	807,684
Mitsui & Co. Ltd.	83,700	1,050,120
Nippon Electric Glass Co. Ltd.	77,000	893,626
Nomura Holdings, Inc.	108,600	951,655
ORIX Corp.	25,910	1,640,428
Ricoh Co. Ltd.	72,000	945,185
ROHM Co. Ltd.	11,300	840,841
Sankyo Co. Ltd. (Gunma)	15,500	924,004
Shinsei Bank Ltd. (a)	692,000	1,023,993
Common Stocks - continued
	Shares	Value
Japan - continued
Softbank Corp.	46,100	$ 981,836
Sumitomo Mitsui Financial Group, Inc.	34,700	1,485,414
Tokuyama Corp.	101,000	764,359
Toshiba Corp.	239,000	1,060,987
TOTAL JAPAN		22,605,257
Korea (South) - 3.4%
DigiTech Systems Co., Ltd. (a)	43,454	902,700
Hanjin Heavy Industries & Consolidated Co. Ltd.	31,706	809,051
Hyundai Mipo Dockyard Co. Ltd.	7,848	872,927
KT&G Corp.	14,694	856,859
LG Corp.	16,467	891,564
Lumens Co. Ltd. (a)	224,679	910,513
TOTAL KOREA (SOUTH)		5,243,614
Luxembourg - 2.1%
Evraz Group SA GDR	37,700	829,400
GAGFAH SA	96,800	812,609
SES SA FDR (France) unit	43,590	861,075
Tenaris SA sponsored ADR	27,800	842,896
TOTAL LUXEMBOURG		3,345,980
Netherlands - 1.1%
Gemalto NV (a)	21,049	786,002
New World Resources BV	135,500	882,315
TOTAL NETHERLANDS		1,668,317
Norway - 1.7%
DnB NOR ASA (a)	140,900	1,225,647
Renewable Energy Corp. AS (a)(c)	180,109	1,429,546
TOTAL NORWAY		2,655,193
Russia - 2.5%
Lukoil Oil Co. sponsored ADR	20,600	1,041,124
Mechel Steel Group OAO sponsored ADR (c)	148,800	1,589,184
OAO Gazprom sponsored ADR	63,876	1,325,427
TOTAL RUSSIA		3,955,735
South Africa - 1.9%
Imperial Holdings Ltd.	86,862	761,274
Common Stocks - continued
	Shares	Value
South Africa - continued
MTN Group Ltd.	81,200	$ 1,339,381
Naspers Ltd. Class N	30,600	912,874
TOTAL SOUTH AFRICA		3,013,529
Spain - 2.8%
EDP Renovaveis SA (a)	81,393	835,703
Grupo Acciona SA	6,800	821,372
Telefonica SA	106,907	2,659,736
TOTAL SPAIN		4,316,811
Switzerland - 3.1%
Actelion Ltd. (Reg.) (a)	15,015	828,273
Credit Suisse Group sponsored ADR	33,100	1,567,947
Roche Holding AG (participation certificate)	15,348	2,420,005
TOTAL SWITZERLAND		4,816,225
Taiwan - 1.0%
SIMPLO Technology Co. Ltd.	178,000	781,225
Wintek Corp.	1,101,000	843,955
TOTAL TAIWAN		1,625,180
United Kingdom - 12.2%
AstraZeneca PLC sponsored ADR	38,700	1,797,228
BAE Systems PLC	187,400	961,184
Barclays PLC Sponsored ADR	79,200	1,626,768
BG Group PLC	105,396	1,759,090
Bovis Homes Group PLC	97,600	753,339
Cairn Energy PLC (a)	19,054	762,731
Carphone Warehouse Group PLC	272,214	816,344
Debenhams PLC	498,917	739,767
Imperial Tobacco Group PLC	43,278	1,237,131
Reckitt Benckiser Group PLC	24,430	1,173,845
Taylor Wimpey PLC	1,170,194	762,467
Tesco PLC	219,814	1,349,619
The Game Group PLC	321,300	789,090
Vodafone Group PLC	1,020,068	2,097,570
Wolseley PLC (a)	42,554	951,962
Xstrata PLC	105,533	1,424,970
TOTAL UNITED KINGDOM		19,003,105
United States of America - 8.7%
Bank of America Corp.	106,900	1,581,051
Capital One Financial Corp.	38,100	1,169,670
Common Stocks - continued
	Shares	Value
United States of America - continued
D.R. Horton, Inc.	106,300	$ 1,232,017
Globe Specialty Metals, Inc.	52,100	375,120
Goldman Sachs Group, Inc.	4,300	702,190
JPMorgan Chase & Co.	29,300	1,132,445
Las Vegas Sands Corp. (a)(c)	98,900	924,715
Meritage Homes Corp. (a)	49,500	1,059,300
Morgan Stanley	43,200	1,231,200
Rubicon Technology, Inc. (a)	97,700	1,154,814
Veeco Instruments, Inc. (a)	61,200	1,153,008
Virgin Media, Inc.	70,600	737,770
Wells Fargo & Co.	42,300	1,034,658
TOTAL UNITED STATES OF AMERICA		13,487,958
TOTAL COMMON STOCKS (Cost $135,467,579)		152,608,949
Nonconvertible Preferred Stocks - 1.3%

Italy - 1.3%
Fiat SpA (Risparmio Shares)	134,700	881,194
Telecom Italia SpA (Risparmio Shares)	969,400	1,092,184
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,701,797)		1,973,378
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.37% (f)	80,954	80,954
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(f)	6,261,105	6,261,105
TOTAL MONEY MARKET FUNDS (Cost $6,342,059)		6,342,059
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $143,511,435)		160,924,386
NET OTHER ASSETS - (3.3)%		(5,073,523)
NET ASSETS - 100%		$ 155,850,863
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $304,426 or 0.2% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,495
Fidelity Securities Lending Cash Central Fund	266,953
Total	$ 279,448
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 22,605,257	$ 21,653,602	$ 951,655	$ -
United Kingdom	19,003,105	16,905,535	2,097,570	-
France	17,778,089	17,778,089	-	-
United States of America	13,487,958	13,487,958	-	-
Canada	11,153,684	11,153,684	-	-
India	5,918,838	5,918,838	-	-
Germany	5,832,344	5,832,344	-	-
Korea (South)	5,243,614	5,243,614	-	-
Switzerland	4,816,225	4,816,225	-	-
Other	48,743,213	46,083,477	2,659,736	-
Money Market Funds	6,342,059	6,342,059	-	-
Total Investments in Securities	$ 160,924,386	$ 155,215,425	$ 5,708,961	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $147,235,091. Net unrealized appreciation aggregated $13,689,295, of which $21,331,616 related to appreciated investment securities and $7,642,321 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Japan Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

1.804864.105

AJAF-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 23.1%
Auto Components - 5.1%
Bridgestone Corp.	10,400	$ 180,717
Denso Corp.	17,800	525,853
NGK Spark Plug Co. Ltd.	7,000	77,243
NOK Corp.	15,000	184,071
Stanley Electric Co. Ltd.	33,400	693,347
Toyoda Gosei Co. Ltd.	5,400	167,234
		1,828,465
Automobiles - 7.7%
Honda Motor Co. Ltd.	23,300	745,238
Toyota Motor Corp.	34,700	1,456,706
Yamaha Motor Co. Ltd.	44,000	547,849
		2,749,793
Hotels, Restaurants & Leisure - 0.4%
Saizeriya Co. Ltd.	9,800	155,375
Household Durables - 2.4%
Haseko Corp.	63,500	60,406
Sekisui House Ltd.	69,000	650,544
Sony Corp.	5,500	153,326
		864,276
Leisure Equipment & Products - 1.9%
Nikon Corp.	34,000	683,522
Media - 2.0%
Fuji Media Holdings, Inc.	442	706,845
Multiline Retail - 1.5%
Isetan Mitsukoshi Holdings Ltd.	22,700	240,652
Marui Group Co. Ltd.	9,500	68,180
Takashimaya Co. Ltd.	27,000	222,598
		531,430
Specialty Retail - 2.1%
Nishimatsuya Chain Co. Ltd.	21,000	214,861
Yamada Denki Co. Ltd.	8,790	550,014
		764,875
TOTAL CONSUMER DISCRETIONARY		8,284,581
CONSUMER STAPLES - 1.9%
Beverages - 0.4%
Coca-Cola West Co. Ltd.	6,900	135,141
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.3%
Seven & i Holdings Co., Ltd.	20,300	$ 476,334
Personal Products - 0.2%
Kose Corp.	4,000	81,683
TOTAL CONSUMER STAPLES		693,158
FINANCIALS - 26.9%
Capital Markets - 2.7%
Daiwa Securities Group, Inc.	35,000	207,166
Matsui Securities Co. Ltd.	30,000	286,333
Nomura Holdings, Inc.	52,200	457,425
		950,924
Commercial Banks - 13.0%
Chiba Bank Ltd.	42,000	272,572
Mitsubishi UFJ Financial Group, Inc.	218,400	1,334,019
Mizuho Financial Group, Inc.	490,700	1,115,109
Sumitomo Mitsui Financial Group, Inc.	30,000	1,284,219
Sumitomo Trust & Banking Co. Ltd.	118,000	646,063
		4,651,982
Consumer Finance - 3.8%
Credit Saison Co. Ltd.	23,300	304,395
ORIX Corp.	13,990	885,743
Promise Co. Ltd. (b)	12,600	132,779
		1,322,917
Insurance - 4.3%
Sompo Japan Insurance, Inc.	101,000	670,415
Sony Financial Holdings, Inc.	44	135,660
T&D Holdings, Inc.	24,350	715,495
		1,521,570
Real Estate Investment Trusts - 1.3%
Japan Real Estate Investment Corp.	31	259,507
Nomura Real Estate Office Fund, Inc.	34	223,528
		483,035
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 1.8%
Leopalace21 Corp.	8,800	$ 75,434
Mitsubishi Estate Co. Ltd.	35,000	583,395
		658,829
TOTAL FINANCIALS		9,589,257
HEALTH CARE - 1.0%
Pharmaceuticals - 1.0%
Astellas Pharma, Inc.	5,600	213,677
Daiichi Sankyo Kabushiki Kaisha	7,300	132,713
		346,390
INDUSTRIALS - 17.4%
Air Freight & Logistics - 0.7%
Yamato Holdings Co. Ltd.	16,000	237,945
Building Products - 3.0%
Asahi Glass Co. Ltd.	61,000	529,986
Daikin Industries Ltd.	14,300	519,945
		1,049,931
Electrical Equipment - 2.2%
Mitsubishi Electric Corp.	51,000	374,104
Sumitomo Electric Industries Ltd.	30,700	382,574
		756,678
Machinery - 5.8%
Daifuku Co. Ltd.	12,500	86,143
Fanuc Ltd.	2,300	188,891
JTEKT Corp.	18,900	213,951
Kubota Corp.	70,000	630,377
NGK Insulators Ltd.	15,000	340,080
NSK Ltd.	47,000	254,846
THK Co. Ltd.	11,400	187,249
Toshiba Machine Co. Ltd.	45,000	165,046
		2,066,583
Marine - 0.3%
Mitsui O.S.K. Lines Ltd.	15,000	91,481
Road & Rail - 1.0%
East Japan Railway Co.	6,000	344,361
Trading Companies & Distributors - 3.1%
Mitsubishi Corp.	20,000	399,535
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Mitsui & Co. Ltd.	31,000	$ 388,934
Sumitomo Corp.	31,100	308,009
		1,096,478
Transportation Infrastructure - 1.3%
The Sumitomo Warehouse Co. Ltd.	111,000	470,468
TOTAL INDUSTRIALS		6,113,925
INFORMATION TECHNOLOGY - 18.9%
Computers & Peripherals - 0.7%
Fujitsu Ltd.	39,000	256,400
Electronic Equipment & Components - 8.3%
Horiba Ltd.	10,200	240,958
Ibiden Co. Ltd.	10,600	352,923
Nidec Sankyo Corp.	10,000	64,052
Nippon Electric Glass Co. Ltd.	65,500	760,163
Yamatake Corp.	20,000	439,700
Yaskawa Electric Corp.	75,000	533,506
Yokogawa Electric Corp.	71,100	557,618
		2,948,920
Internet Software & Services - 0.3%
Yahoo! Japan Corp. (b)	282	92,549
IT Services - 0.5%
NTT Data Corp.	58	195,561
Office Electronics - 7.8%
Canon, Inc.	58,700	2,176,102
Konica Minolta Holdings, Inc.	38,500	421,176
Ricoh Co. Ltd.	14,000	183,786
		2,781,064
Semiconductors & Semiconductor Equipment - 1.3%
ROHM Co. Ltd.	2,800	208,350
Tokyo Electron Ltd.	5,000	262,129
		470,479
TOTAL INFORMATION TECHNOLOGY		6,744,973
MATERIALS - 5.9%
Chemicals - 5.1%
JSR Corp.	33,200	598,660
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Nissan Chemical Industries Co. Ltd.	22,000	$ 296,248
Nitto Denko Corp.	19,800	638,305
Shin-Etsu Chemical Co., Ltd.	3,600	194,060
Zeon Corp.	25,000	104,376
		1,831,649
Metals & Mining - 0.8%
Sumitomo Metal Industries Ltd.	121,000	301,829
TOTAL MATERIALS		2,133,478
TELECOMMUNICATION SERVICES - 3.6%
Wireless Telecommunication Services - 3.6%
KDDI Corp.	63	334,278
NTT DoCoMo, Inc.	656	947,530
		1,281,808
TOTAL COMMON STOCKS (Cost $41,516,177)		35,187,570

Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.37% (c)	273,005	273,005
Fidelity Securities Lending Cash Central Fund, 0.22% (a)(c)	232,702	232,702
TOTAL MONEY MARKET FUNDS (Cost $505,707)		505,707
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $42,021,884)		35,693,277
NET OTHER ASSETS - (0.1)%		(20,866)
NET ASSETS - 100%		$ 35,672,411
Legend
(a) Investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,405
Fidelity Securities Lending Cash Central Fund	4,986
Total	$ 9,391
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,284,581	$ 5,929,311	$ 2,355,270	$ -
Consumer Staples	693,158	693,158	-	-
Financials	9,589,257	7,797,813	1,791,444	-
Health Care	346,390	346,390	-	-
Industrials	6,113,925	6,113,925	-	-
Information Technology	6,744,973	4,568,871	2,176,102	-
Materials	2,133,478	2,133,478	-	-
Telecommunication Services	1,281,808	334,278	947,530	-
Money Market Funds	505,707	505,707	-	-
Total Investments in Securities:	$ 35,693,277	$ 28,422,931	$ 7,270,346	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $43,608,695. Net unrealized depreciation aggregated $7,915,418, of which $1,776,817 related to appreciated investment securities and $9,692,235 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Latin America Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

1.804865.105

ALAF-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value
Bermuda - 1.4%
Dufry South America Ltd. unit	133,219	$ 1,963,303
GP Investments, Ltd. unit (a)	143,141	640,529
TOTAL BERMUDA		2,603,832
Brazil - 64.2%
AES Tiete SA (PN) (non-vtg.)	278,545	3,030,259
America Latina Logistica SA unit	129,400	816,898
Banco Bradesco SA:
(PN)	123,850	1,944,033
(PN) sponsored ADR	255,200	4,024,504
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	60,300	4,240,899
sponsored ADR	3,260	186,765
Companhia de Saneamento de Minas Gerais (a)	2,764	37,757
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	23,200	332,459
(PN) sponsored ADR (non-vtg.)	179,775	2,567,187
Confab Industrial SA (PN) (non-vtg.)	129,300	406,748
Eletropaulo Metropolitana SA (PN-B)	108,060	2,022,795
Equatorial Energia SA	182,077	1,639,278
Gerdau SA sponsored ADR (c)	241,100	2,813,637
GVT Holding SA (a)	69,800	1,350,738
Itau Unibanco Banco Multiplo SA	195,177	3,486,200
Itau Unibanco Banco Multiplo SA ADR	477,129	8,535,838
Lojas Americanas SA (PN)	72,700	405,188
Net Servicos de Comunicacao SA:
sponsored ADR	60,700	616,712
(PN) (a)	289,500	2,955,506
OGX Petroleo e Gas Participacoes SA	2,700	1,721,865
Petroleo Brasileiro SA - Petrobras:
(ON)	19,800	407,672
(PN) (non-vtg.)	314,800	5,304,026
(PN) sponsored ADR (non-vtg.)	403,700	13,604,690
sponsored ADR	287,500	11,856,500
Redecard SA	66,900	995,613
Souza Cruz Industria Comerico	56,200	1,912,487
TAM SA (PN) sponsored ADR (ltd. vtg.) (a)	174,502	2,144,630
Tele Norte Leste Participacoes SA:
(ON)	35,200	635,713
sponsored ADR (non-vtg.)	109,200	1,680,588
TIM Participacoes SA	300,600	666,926
TIM Participacoes SA sponsored ADR (non-vtg.)	33,741	742,977
Common Stocks - continued
	Shares	Value
Brazil - continued
Tractebel Energia SA	173,200	$ 1,796,973
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
(ON)	27,750	677,986
(PN-A) (non-vtg.)	119,200	2,829,882
Vale SA:
(PN-A)	75,000	1,296,222
(PN-A) sponsored ADR	698,600	12,015,920
sponsored ADR (c)	303,100	5,980,163
Vivo Participacoes SA:
(PN)	37,352	849,328
sponsored ADR	222,746	5,071,926
Votorantim Celulose e Papel SA:
(PN) (non-vtg.) (a)	4,980	74,140
sponsored ADR (non-vtg.) (a)	116,550	1,741,257
TOTAL BRAZIL		115,420,885
Canada - 2.1%
Jaguar Mining, Inc. (a)	52,800	440,102
Pan American Silver Corp. (a)	61,100	1,204,281
Yamana Gold, Inc.	223,600	2,131,500
TOTAL CANADA		3,775,883
Chile - 4.5%
Banco Santander Chile sponsored ADR	32,725	1,607,125
CAP SA	115,266	2,680,060
Empresa Nacional de Electricidad SA	200,748	329,478
Empresa Nacional de Electricidad SA sponsored ADR (c)	38,271	1,886,760
Enersis SA sponsored ADR	9,600	184,224
Vina Concha y Toro SA	214,543	444,115
Vina Concha y Toro SA sponsored ADR	20,985	872,976
TOTAL CHILE		8,004,738
Luxembourg - 0.6%
Millicom International Cellular SA (a)	15,700	1,164,155
Mexico - 16.5%
America Movil SAB de CV:
Series L	126,700	271,574
Series L sponsored ADR	340,744	14,655,398
Fomento Economico Mexicano SAB de CV sponsored ADR	79,363	3,063,412
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	130,262	3,635,612
Grupo Mexico SA de CV Series B	999,736	1,414,705
Grupo Televisa SA de CV (CPO) sponsored ADR	98,856	1,788,305
Common Stocks - continued
	Shares	Value
Mexico - continued
Industrias Penoles SA de CV	49,515	$ 787,651
Wal-Mart de Mexico SA de CV Series V	1,188,969	4,046,424
TOTAL MEXICO		29,663,081
Panama - 0.6%
Copa Holdings SA Class A	27,100	1,098,634
Peru - 2.3%
Compania de Minas Buenaventura SA sponsored ADR	156,548	4,078,075
United Kingdom - 0.4%
Fresnillo PLC	66,035	688,978
TOTAL COMMON STOCKS (Cost $121,885,944)		166,498,261
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 0.37% (d)	11,985,126	11,985,126
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	3,983,700	3,983,700
TOTAL MONEY MARKET FUNDS (Cost $15,968,826)		15,968,826
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $137,854,770)		182,467,087
NET OTHER ASSETS - (1.5)%		(2,732,930)
NET ASSETS - 100%		$ 179,734,157
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,388
Fidelity Securities Lending Cash Central Fund	3,466
Total	$ 30,854
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 115,420,885	$ 115,383,128	$ 37,757	$ -
Mexico	29,663,081	29,663,081	-	-
Chile	8,004,738	8,004,738	-	-
Peru	4,078,075	4,078,075	-	-
Canada	3,775,883	3,775,883	-	-
Bermuda	2,603,832	2,603,832	-	-
Luxembourg	1,164,155	1,164,155	-	-
Panama	1,098,634	1,098,634	-	-
United Kingdom	688,978	688,978	-	-
Money Market Funds	15,968,826	15,968,826	-	-
Total Investments in Securities:	$ 182,467,087	$ 182,429,330	$ 37,757	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $139,926,320. Net unrealized appreciation aggregated $42,540,767, of which $51,845,790 related to appreciated investment securities and $9,305,023 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Overseas Fund Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

1.804851.105

OS-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
Australia - 3.3%
AMP Ltd.	633,700	$ 2,978
ASX Ltd.	76,293	2,398
Australia & New Zealand Banking Group Ltd.	138,019	2,139
BHP Billiton Ltd.	220,519	6,958
Commonwealth Bank of Australia	183,473	6,567
National Australia Bank Ltd.	170,722	3,474
Navitas Ltd.	635,200	1,461
Newcrest Mining Ltd.	71,511	1,794
Rio Tinto Ltd.	46,207	2,334
Seek Ltd.	226,300	806
Wesfarmers Ltd.	54,854	1,186
Westfield Group unit	599,851	5,684
TOTAL AUSTRALIA		37,779
Belgium - 1.6%
Anheuser-Busch InBev SA NV	381,100	15,162
Fortis (a)	236,700	921
Hamon & Compagnie International SA	60,300	1,955
TOTAL BELGIUM		18,038
Bermuda - 0.4%
Lancashire Holdings Ltd. (a)	199,100	1,506
Signet Jewelers Ltd.	22,000	486
Signet Jewelers Ltd. (United Kingdom)	126,005	2,808
TOTAL BERMUDA		4,800
Brazil - 0.8%
TIM Participacoes SA sponsored ADR (non-vtg.)	194,000	4,272
Vivo Participacoes SA sponsored ADR	189,300	4,310
TOTAL BRAZIL		8,582
Canada - 0.7%
Canadian Natural Resources Ltd.	55,800	3,354
Open Text Corp. (a)	37,600	1,425
Suncor Energy, Inc.	95,200	3,079
TOTAL CANADA		7,858
Cayman Islands - 0.1%
Himax Technologies, Inc. sponsored ADR	320,300	1,224
Xinyu Hengdeli Holdings Ltd.	392,000	145
TOTAL CAYMAN ISLANDS		1,369
Common Stocks - continued
	Shares	Value (000s)
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	10,400	$ 3,621
China Telecom Corp. Ltd. (H Shares)	4,386,000	2,281
Parkson Retail Group Ltd.	829,500	1,385
TOTAL CHINA		7,287
Denmark - 1.7%
Danske Bank AS (a)	61,600	1,282
Novo Nordisk AS:
Series B	109,300	6,433
Series B sponsored ADR	147,900	8,636
Vestas Wind Systems AS (a)	33,600	2,367
William Demant Holding AS (a)	7,700	458
TOTAL DENMARK		19,176
Finland - 0.4%
Nokia Corp.	312,300	4,199
Nokia Corp. sponsored ADR	47,500	634
TOTAL FINLAND		4,833
France - 11.2%
Accor SA	93,281	3,982
Alstom SA	85,700	5,884
AXA SA	124,073	2,619
AXA SA sponsored ADR	101,800	2,152
BNP Paribas SA	161,778	11,794
Carrefour SA	67,628	3,174
CNP Assurances	32,800	2,997
Credit Agricole SA	102,200	1,459
Danone	184,422	9,895
Electricite de France	37,600	1,864
Essilor International SA	45,400	2,517
Iliad Group SA	18,000	1,922
Ingenico SA	158,051	3,309
Ipsos SA	58,500	1,527
L'Air Liquide SA	22,058	2,303
Lafarge SA (Bearer)	47,500	3,431
Laurent-Perrier Group	21,000	1,397
Meetic (a)	33,500	1,067
Michelin SA (Compagnie Generale des Etablissements) Series B	37,349	2,697
Nexity	39,300	1,354
Pernod Ricard SA	88,533	6,879
Remy Cointreau SA (c)	44,500	1,761
Common Stocks - continued
	Shares	Value (000s)
France - continued
Sanofi-Aventis sponsored ADR	208,900	$ 6,818
Societe Generale Series A	119,946	7,701
Total SA:
Series B	161,788	8,973
sponsored ADR	172,600	9,605
Unibail-Rodamco (c)	59,254	10,354
Vallourec SA	23,344	3,071
Veolia Environnement	111,169	3,823
TOTAL FRANCE		126,329
Germany - 9.7%
Aixtron AG	159,800	2,619
Allianz AG (Reg.)	49,600	4,915
BASF AG	75,600	3,788
Bayer AG	92,900	5,701
Bayerische Motoren Werke AG (BMW)	145,732	6,736
Commerzbank AG (a)	86,900	681
Daimler AG	66,200	3,075
Daimler AG (Reg.)	112,800	5,239
Deutsche Bank AG	76,800	4,984
Deutsche Bank AG (NY Shares)	47,800	3,102
Deutsche Boerse AG	131,769	10,442
Deutsche Post AG	183,500	2,904
Deutsche Telekom AG (Reg.)	240,557	3,077
E.ON AG	384,544	14,557
Metro AG	202,800	11,744
Munich Re Group (Reg.)	53,700	8,120
SAP AG	103,500	4,890
SAP AG sponsored ADR	73,700	3,482
Siemens AG (Reg.)	51,062	4,058
Vossloh AG	47,200	5,475
TOTAL GERMANY		109,589
Hong Kong - 3.3%
China Unicom (Hong Kong) Ltd. sponsored ADR	293,900	4,226
Hang Lung Properties Ltd.	1,341,000	4,914
Hang Seng Bank Ltd.	77,200	1,254
Hong Kong Exchange & Clearing Ltd.	720,100	13,585
Hutchison Whampoa Ltd.	969,000	7,258
Swire Pacific Ltd. (A Shares)	548,500	6,161
TOTAL HONG KONG		37,398
Common Stocks - continued
	Shares	Value (000s)
India - 0.2%
Tata Steel Ltd.	190,000	$ 1,837
Indonesia - 0.0%
PT Indosat Tbk sponsored ADR	1,115	30
Ireland - 1.0%
CRH PLC	334,961	7,997
Paddy Power PLC (Ireland)	142,300	3,540
TOTAL IRELAND		11,537
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	49,800	2,656
Italy - 2.2%
Bulgari SpA	395,500	2,439
ENI SpA	257,191	6,010
ENI SpA sponsored ADR	86,100	4,011
Intesa Sanpaolo SpA	2,050,700	7,636
Tod's SpA	27,600	1,598
UniCredit SpA	1,210,294	3,545
TOTAL ITALY		25,239
Japan - 16.4%
Asahi Glass Co. Ltd.	150,000	1,303
Canon, Inc.	139,300	5,164
Canon, Inc. sponsored ADR	103,900	3,846
Denso Corp.	213,500	6,307
East Japan Railway Co.	42,100	2,416
Eisai Co. Ltd.	81,200	2,892
Fanuc Ltd.	38,700	3,178
Fast Retailing Co. Ltd.	7,300	948
Hitachi Ltd.	214,000	717
Honda Motor Co. Ltd.	284,700	9,106
Hoya Corp.	55,900	1,350
Japan Retail Fund Investment Corp.	686	3,444
Japan Tobacco, Inc.	307	889
JFE Holdings, Inc.	72,700	2,928
JSR Corp.	81,000	1,461
JTEKT Corp.	231,900	2,625
Jupiter Telecommunications Co.	2,463	2,070
Kao Corp.	111,000	2,517
Konica Minolta Holdings, Inc.	76,000	831
Mitsubishi Corp.	98,100	1,960
Mitsubishi Electric Corp.	495,000	3,631
Mitsubishi Estate Co. Ltd.	285,000	4,751
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Mitsubishi UFJ Financial Group, Inc.	1,821,800	$ 11,128
Mitsui & Co. Ltd.	254,700	3,196
Mitsui Sumitomo Insurance Group Holdings, Inc.	54,400	1,397
Mizuho Financial Group, Inc.	1,271,900	2,890
Murata Manufacturing Co. Ltd.	61,500	3,016
Nippon Telegraph & Telephone Corp.	60,200	2,485
Nomura Holdings, Inc.	776,600	6,805
NTT DoCoMo, Inc.	1,374	1,985
Omron Corp.	209,200	3,392
ORIX Corp.	16,200	1,026
Osaka Gas Co. Ltd.	456,000	1,518
Point, Inc.	19,790	1,067
Promise Co. Ltd.	144,050	1,518
Rakuten, Inc.	7,966	5,119
Ricoh Co. Ltd.	540,000	7,089
Seven & i Holdings Co., Ltd.	105,300	2,471
Sharp Corp.	303,000	3,372
Shin-Etsu Chemical Co., Ltd.	48,900	2,636
Shiseido Co. Ltd.	52,000	849
SMC Corp.	30,300	3,420
Softbank Corp.	52,500	1,118
Sony Corp.	37,700	1,051
Sony Corp. sponsored ADR	45,100	1,261
Sugi Holdings Co. Ltd.	76,700	1,634
Sumitomo Corp.	296,300	2,935
Sumitomo Metal Industries Ltd.	992,000	2,474
Sumitomo Mitsui Financial Group, Inc.	288,300	12,341
T&D Holdings, Inc.	119,900	3,523
Tokio Marine Holdings, Inc.	82,100	2,386
Tokyo Electron Ltd.	44,100	2,312
Toyota Motor Corp.	326,100	13,690
Toyota Motor Corp. sponsored ADR	97,300	8,191
Yahoo! Japan Corp. (c)	7,527	2,470
TOTAL JAPAN		186,099
Korea (South) - 0.2%
Samsung Electronics Co. Ltd.	3,875	2,295
Luxembourg - 1.2%
ArcelorMittal SA (NY Shares) Class A	202,100	7,284
SES SA (A Shares) FDR unit	286,204	5,727
TOTAL LUXEMBOURG		13,011
Common Stocks - continued
	Shares	Value (000s)
Netherlands - 2.1%
Aegon NV	171,100	$ 1,258
ASML Holding NV (NY Shares)	98,000	2,549
Gemalto NV (a)	46,200	1,725
ING Groep NV (Certificaten Van Aandelen)	135,500	1,734
Koninklijke Ahold NV	288,400	3,280
Koninklijke KPN NV (c)	333,400	5,011
Koninklijke Philips Electronics NV	130,500	2,971
Randstad Holdings NV (a)	74,800	2,591
Royal DSM NV	34,600	1,237
STMicroelectronics NV	137,900	1,054
TOTAL NETHERLANDS		23,410
Netherlands Antilles - 0.1%
Schlumberger Ltd.	28,600	1,530
Norway - 1.1%
DnB NOR ASA (a)	207,000	1,801
Norsk Hydro ASA (a)	200,000	1,174
Pronova BioPharma ASA (a)	439,700	1,370
StatoilHydro ASA	154,900	3,309
StatoilHydro ASA sponsored ADR	224,700	4,820
TOTAL NORWAY		12,474
Papua New Guinea - 0.5%
Lihir Gold Ltd. (a)	1,416,485	3,281
Oil Search Ltd.	546,579	2,578
TOTAL PAPUA NEW GUINEA		5,859
Singapore - 0.8%
Singapore Exchange Ltd.	1,020,000	6,180
United Overseas Bank Ltd.	251,000	3,083
TOTAL SINGAPORE		9,263
South Africa - 1.1%
Aspen Pharmacare Holdings Ltd.	358,600	2,750
Impala Platinum Holdings Ltd.	128,800	3,120
MTN Group Ltd.	394,500	6,507
TOTAL SOUTH AFRICA		12,377
Spain - 3.6%
Banco Bilbao Vizcaya Argentaria SA	208,755	3,418
Banco Santander SA	866,544	12,548
EDP Renovaveis SA (a)	316,400	3,249
Iberdrola SA	491,100	4,214
Common Stocks - continued
	Shares	Value (000s)
Spain - continued
Inditex SA	51,800	$ 2,786
Telefonica SA	488,348	12,150
Telefonica SA sponsored ADR	37,200	2,777
TOTAL SPAIN		41,142
Sweden - 0.5%
Nordea Bank AB	121,200	1,176
Skandinaviska Enskilda Banken AB (A Shares) (a)	210,400	1,175
Svenska Handelsbanken AB (A Shares)	63,500	1,553
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	127,800	1,242
TOTAL SWEDEN		5,146
Switzerland - 7.4%
ABB Ltd. sponsored ADR	260,400	4,760
Adecco SA (Reg.)	73,749	3,554
Compagnie Financiere Richemont Series A	180,900	4,445
Credit Suisse Group sponsored ADR	92,500	4,382
Credit Suisse Group (Reg.)	89,810	4,244
Nestle SA (Reg.)	683,182	28,116
Roche Holding AG (participation certificate)	136,687	21,552
Swiss Reinsurance Co. (Reg.)	42,158	1,617
UBS AG:
(For. Reg.) (a)	206,228	3,019
(NY Shares) (a)	199,077	2,934
Zurich Financial Services AG (Reg.)	25,262	4,964
TOTAL SWITZERLAND		83,587
Taiwan - 0.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	561,200	1,933
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	271,185	2,839
TOTAL TAIWAN		4,772
United Kingdom - 23.5%
Aegis Group PLC	1,622,754	2,237
Anglo American PLC:
ADR	322,146	5,193
(United Kingdom)	162,359	5,235
AstraZeneca PLC:
(United Kingdom)	67,000	3,121
sponsored ADR	111,700	5,187
Aviva PLC	334,000	1,957
BAE Systems PLC	288,000	1,477
Barclays PLC	1,031,000	5,241
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Barclays PLC Sponsored ADR	136,700	$ 2,808
BG Group PLC	382,300	6,381
BHP Billiton PLC	475,902	12,427
BlueBay Asset Management	509,900	2,062
BP PLC	1,339,908	11,113
BP PLC sponsored ADR	65,100	3,258
British Land Co. PLC	660,700	4,802
Cairn Energy PLC (a)	80,700	3,230
Carphone Warehouse Group PLC	580,888	1,742
Centrica PLC	1,632,250	6,006
Diageo PLC	720,100	11,227
Diageo PLC sponsored ADR	9,800	611
GlaxoSmithKline PLC	132,800	2,545
GlaxoSmithKline PLC sponsored ADR	54,000	2,068
Hammerson PLC (c)	437,200	2,518
Hays PLC	1,126,800	1,793
Hikma Pharmaceuticals PLC	142,400	1,034
HSBC Holdings PLC sponsored ADR	548,645	27,816
Imperial Tobacco Group PLC	177,700	5,080
Informa PLC	985,880	3,949
InterContinental Hotel Group PLC	194,600	2,208
Jardine Lloyd Thompson Group PLC	612,600	4,432
Johnson Matthey PLC	146,400	3,463
Land Securities Group PLC	239,400	2,136
Lloyds TSB Group PLC	1,601,399	2,274
M&C Saatchi	773,305	833
Man Group PLC	1,052,966	4,869
Marks & Spencer Group PLC	823,800	4,759
Prudential PLC	453,400	3,395
Reed Elsevier PLC	401,277	2,838
Rio Tinto PLC:
(Reg.)	119,032	4,958
sponsored ADR (c)	38,600	6,469
Royal Bank of Scotland Group PLC (a)	2,177,200	1,631
Royal Dutch Shell PLC:
Class A (United Kingdom)	312,900	8,218
Class A sponsored ADR	169,700	8,933
Class B	154,200	3,999
Scottish & Southern Energy PLC	192,400	3,558
Spice PLC	1,206,000	1,501
Sports Direct International PLC	974,800	1,433
Standard Chartered PLC (United Kingdom)	450,900	10,705
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Sthree PLC	190,600	$ 680
Tesco PLC	615,600	3,780
The Restaurant Group PLC	451,600	1,205
Vodafone Group PLC	5,955,369	12,246
Vodafone Group PLC sponsored ADR	395,400	8,137
William Hill PLC	1,415,800	4,340
William Morrison Supermarkets PLC	769,700	3,466
WPP PLC	430,000	3,317
Xstrata PLC	313,200	4,229
TOTAL UNITED KINGDOM		266,130
United States of America - 2.9%
Aon Corp.	108,200	4,268
Apple, Inc. (a)	12,300	2,010
Calgon Carbon Corp. (a)	159,500	2,021
Estee Lauder Companies, Inc. Class A	256,600	9,351
Gilead Sciences, Inc. (a)	32,000	1,566
Google, Inc. Class A (a)	13,800	6,114
Philip Morris International, Inc.	94,500	4,404
Sohu.com, Inc. (a)	41,100	2,514
TOTAL UNITED STATES OF AMERICA		32,248
TOTAL COMMON STOCKS (Cost $1,054,237)		1,123,680
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.37% (d)	13,656,122	13,656
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(d)	24,193,058	24,193
TOTAL MONEY MARKET FUNDS (Cost $37,849)		37,849
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,092,086)		1,161,529
NET OTHER ASSETS - (2.5)%		(28,430)
NET ASSETS - 100%		$ 1,133,099
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 112
Fidelity Securities Lending Cash Central Fund	940
Total	$ 1,052
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 266,130	$ 208,362	$ 57,768	$ -
Japan	186,099	133,968	52,131	-
France	126,329	114,738	11,591	-
Germany	109,589	82,425	27,164	-
Switzerland	83,587	76,324	7,263	-
Spain	41,142	13,027	28,115	-
Australia	37,779	30,821	6,958	-
Hong Kong	37,398	37,398	-	-
United States of America	32,248	32,248	-	-
Other	203,379	185,130	18,249	-
Money Market Funds	37,849	37,849	-	-
Total Investments in Securities:	$ 1,161,529	$ 952,290	$ 209,239	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 601
Total Realized Gain (Loss)	(2,945)
Total Unrealized Gain (Loss)	2,905
Cost of Purchases	-
Proceeds of Sales	(561)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,109,280,000. Net unrealized appreciation aggregated $52,249,000, of which $173,749,000 related to appreciated investment securities and $121,500,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Leaders Fund Class A
Class T
Class B
Class C
Institutional Class

July 31, 2009

1.804852.105

AVLF-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 1.0%
Autoliv, Inc.	2,400	$ 85,944
Johnson Controls, Inc.	14,800	383,024
The Goodyear Tire & Rubber Co. (a)	8,886	151,240
		620,208
Automobiles - 0.2%
Renault SA (a)	3,400	144,988
Hotels, Restaurants & Leisure - 0.2%
Wyndham Worldwide Corp.	6,500	90,675
Household Durables - 3.0%
Black & Decker Corp.	6,300	236,880
Centex Corp.	41,900	457,129
KB Home (c)	55,900	932,971
Whirlpool Corp.	2,700	154,143
		1,781,123
Media - 2.2%
Cablevision Systems Corp. - NY Group Class A	4,700	96,209
Comcast Corp. Class A (special) (non-vtg.)	30,500	426,695
News Corp. Class A	19,600	202,468
Time Warner Cable, Inc.	5,067	167,515
Time Warner, Inc.	15,400	410,564
		1,303,451
Multiline Retail - 0.1%
Macy's, Inc.	4,900	68,159
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	4,300	198,789
Home Depot, Inc.	10,750	278,855
Lowe's Companies, Inc.	18,200	408,772
Ross Stores, Inc.	6,700	295,403
Staples, Inc.	26,300	552,826
Williams-Sonoma, Inc.	8,900	125,134
		1,859,779
TOTAL CONSUMER DISCRETIONARY		5,868,383
CONSUMER STAPLES - 5.1%
Beverages - 0.9%
Anheuser-Busch InBev SA NV	5,642	224,472
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. Class A (sub. vtg.) (a)	6,400	$ 87,424
The Coca-Cola Co.	4,500	224,280
		536,176
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	16,800	562,464
Kroger Co.	7,300	156,074
Winn-Dixie Stores, Inc. (a)	13,100	185,627
		904,165
Food Products - 1.3%
Marine Harvest ASA (a)	118,000	74,087
Nestle SA (Reg.)	9,802	403,399
Ralcorp Holdings, Inc. (a)	2,900	184,179
Tyson Foods, Inc. Class A	9,100	104,013
		765,678
Household Products - 1.0%
Energizer Holdings, Inc. (a)	3,100	198,586
Procter & Gamble Co.	7,600	421,876
		620,462
Tobacco - 0.4%
British American Tobacco PLC sponsored ADR	3,400	211,446
TOTAL CONSUMER STAPLES		3,037,927
ENERGY - 18.4%
Energy Equipment & Services - 4.2%
BJ Services Co.	10,400	147,472
ENSCO International, Inc.	5,800	219,762
Helmerich & Payne, Inc.	2,200	75,592
Nabors Industries Ltd. (a)	33,668	573,029
National Oilwell Varco, Inc. (a)	12,064	433,580
Noble Corp.	8,800	297,968
Transocean Ltd. (a)	4,300	342,667
Weatherford International Ltd. (a)	22,400	420,224
		2,510,294
Oil, Gas & Consumable Fuels - 14.2%
Chesapeake Energy Corp.	30,400	651,776
Chevron Corp.	31,700	2,202,199
ConocoPhillips	13,100	572,601
EOG Resources, Inc.	6,200	458,986
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EXCO Resources, Inc. (a)	5,500	$ 75,570
Exxon Mobil Corp.	11,870	835,529
Marathon Oil Corp.	24,500	790,125
Occidental Petroleum Corp.	26,500	1,890,510
Petro-Canada	2,500	103,239
Petrohawk Energy Corp. (a)	13,300	322,924
Plains Exploration & Production Co. (a)	7,300	209,145
Range Resources Corp.	6,100	283,101
Valero Energy Corp.	6,600	118,800
		8,514,505
TOTAL ENERGY		11,024,799
FINANCIALS - 24.7%
Capital Markets - 4.9%
Charles Schwab Corp.	7,300	130,451
Franklin Resources, Inc.	2,900	257,172
Goldman Sachs Group, Inc.	6,900	1,126,770
KKR Private Equity Investors, LP (a)	16,771	114,043
KKR Private Equity Investors, LP Restricted Depositary Units (a)(d)	1,300	8,840
Morgan Stanley	32,600	929,100
State Street Corp.	8,000	402,400
		2,968,776
Commercial Banks - 4.4%
PNC Financial Services Group, Inc.	14,777	541,725
U.S. Bancorp, Delaware	6,700	136,747
Wells Fargo & Co.	79,605	1,947,138
		2,625,610
Consumer Finance - 0.8%
Capital One Financial Corp.	10,100	310,070
Discover Financial Services	15,400	182,952
		493,022
Diversified Financial Services - 8.8%
Bank of America Corp.	148,720	2,199,569
JPMorgan Chase & Co.	77,840	3,008,513
KKR Financial Holdings LLC	33,700	68,748
		5,276,830
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 4.5%
ACE Ltd.	11,600	$ 569,096
Allied World Assurance Co. Holdings Ltd.	3,000	130,380
Argo Group International Holdings, Ltd. (a)	2,591	87,058
Assurant, Inc.	2,300	58,696
Everest Re Group Ltd.	6,800	545,496
Genworth Financial, Inc. Class A	26,400	182,160
Lincoln National Corp.	5,900	125,021
Loews Corp.	3,200	96,064
MetLife, Inc.	8,800	298,760
PartnerRe Ltd.	1,600	109,744
The Travelers Companies, Inc.	6,038	260,057
Unum Group	6,600	123,882
XL Capital Ltd. Class A	7,600	107,008
		2,693,422
Real Estate Investment Trusts - 0.6%
Alexandria Real Estate Equities, Inc.	3,100	118,141
CBL & Associates Properties, Inc.	6,000	35,640
Duke Realty LP	5,900	55,991
ProLogis Trust	8,000	70,320
SL Green Realty Corp.	4,100	105,698
		385,790
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	37,900	413,110
TOTAL FINANCIALS		14,856,560
HEALTH CARE - 9.9%
Biotechnology - 1.2%
Amgen, Inc. (a)	6,800	423,708
Biogen Idec, Inc. (a)	4,600	218,730
Cephalon, Inc. (a)	1,400	82,110
		724,548
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	3,100	174,747
Boston Scientific Corp. (a)	26,200	281,388
Covidien PLC	18,375	694,759
		1,150,894
Health Care Providers & Services - 1.0%
Brookdale Senior Living, Inc.	13,100	140,301
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
CIGNA Corp.	8,800	$ 249,920
Humana, Inc. (a)	2,800	91,980
Medco Health Solutions, Inc. (a)	1,900	100,434
		582,635
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	2,250	101,880
Pharmaceuticals - 5.6%
Allergan, Inc.	3,000	160,290
King Pharmaceuticals, Inc. (a)	7,900	71,653
Merck & Co., Inc.	33,100	993,331
Pfizer, Inc.	105,800	1,685,394
Sepracor, Inc. (a)	7,370	127,870
Wyeth	7,450	346,798
		3,385,336
TOTAL HEALTH CARE		5,945,293
INDUSTRIALS - 9.1%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	22,840	792,548
Northrop Grumman Corp.	1,800	80,244
Precision Castparts Corp.	1,500	119,715
United Technologies Corp.	1,500	81,705
		1,074,212
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	1,600	85,968
Airlines - 0.1%
Delta Air Lines, Inc. (a)	10,100	69,993
Building Products - 1.1%
Masco Corp.	38,650	538,395
Owens Corning (a)	8,500	156,230
		694,625
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	8,830	234,878
Electrical Equipment - 0.4%
Acuity Brands, Inc.	2,800	82,628
Regal-Beloit Corp.	2,900	134,444
		217,072
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.5%
Siemens AG sponsored ADR	1,000	$ 79,480
Textron, Inc.	15,000	201,600
		281,080
Machinery - 2.2%
Caterpillar, Inc.	3,900	171,834
Cummins, Inc.	10,000	430,100
Deere & Co.	5,200	227,448
Ingersoll-Rand Co. Ltd.	13,800	398,544
Navistar International Corp. (a)	2,080	82,243
		1,310,169
Road & Rail - 2.5%
Con-way, Inc.	4,000	182,200
CSX Corp.	11,600	465,392
Ryder System, Inc.	4,800	168,624
Union Pacific Corp.	12,100	695,992
		1,512,208
TOTAL INDUSTRIALS		5,480,205
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	19,400	426,994
Juniper Networks, Inc. (a)	6,000	156,780
		583,774
Computers & Peripherals - 2.0%
Hewlett-Packard Co.	23,450	1,015,385
NCR Corp. (a)	14,100	182,454
		1,197,839
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	1,700	56,695
Arrow Electronics, Inc. (a)	9,300	239,661
Avnet, Inc. (a)	16,700	407,480
Flextronics International Ltd. (a)	26,400	140,448
Tyco Electronics Ltd.	10,975	235,633
		1,079,917
Internet Software & Services - 0.4%
eBay, Inc. (a)	12,900	274,125
Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc.	34,400	474,720
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares)	5,700	$ 148,257
Atmel Corp. (a)	28,050	116,969
KLA-Tencor Corp.	4,800	153,024
Lam Research Corp. (a)	8,300	249,498
Maxim Integrated Products, Inc.	4,300	76,196
MEMC Electronic Materials, Inc. (a)	4,300	75,766
Novellus Systems, Inc. (a)	5,000	97,850
ON Semiconductor Corp. (a)	4,500	32,850
		1,425,130
Software - 0.3%
Microsoft Corp.	7,700	181,104
TOTAL INFORMATION TECHNOLOGY		4,741,889
MATERIALS - 3.8%
Chemicals - 1.2%
Albemarle Corp.	8,100	240,651
Celanese Corp. Class A	6,000	154,200
Dow Chemical Co.	16,900	357,773
		752,624
Construction Materials - 0.2%
Vulcan Materials Co. (c)	2,105	99,945
Containers & Packaging - 0.7%
Owens-Illinois, Inc. (a)	6,100	207,034
Temple-Inland, Inc.	13,200	206,712
		413,746
Metals & Mining - 1.7%
Agnico-Eagle Mines Ltd. (Canada)	1,900	111,441
ArcelorMittal SA (NY Shares) Class A	5,800	209,032
Commercial Metals Co.	4,600	76,084
Freeport-McMoRan Copper & Gold, Inc.	5,600	337,680
Newcrest Mining Ltd.	9,428	236,539
Steel Dynamics, Inc.	4,400	71,984
		1,042,760
TOTAL MATERIALS		2,309,075
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 5.4%
AT&T, Inc.	67,137	$ 1,761,004
Qwest Communications International, Inc.	40,500	156,330
Verizon Communications, Inc.	40,650	1,303,646
		3,220,980
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	50,800	203,200
TOTAL TELECOMMUNICATION SERVICES		3,424,180
UTILITIES - 5.1%
Electric Utilities - 2.8%
Allegheny Energy, Inc.	2,300	57,983
American Electric Power Co., Inc.	12,300	380,808
E.ON AG	3,221	121,930
Entergy Corp.	4,200	337,386
Exelon Corp.	8,600	437,396
FirstEnergy Corp.	8,000	329,600
		1,665,103
Independent Power Producers & Energy Traders - 0.9%
AES Corp.	13,900	177,781
Constellation Energy Group, Inc.	3,000	86,100
NRG Energy, Inc. (a)	9,600	261,216
		525,097
Multi-Utilities - 1.4%
CenterPoint Energy, Inc.	14,900	179,545
CMS Energy Corp.	9,800	126,812
PG&E Corp.	5,800	234,146
Sempra Energy	6,100	319,823
		860,326
TOTAL UTILITIES		3,050,526
TOTAL COMMON STOCKS (Cost $66,858,472)		59,738,837
Convertible Preferred Stocks - 0.1%
	Shares	Value
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50% (Cost $68,810)	92	$ 66,884
Convertible Bonds - 0.0%
Principal Amount
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13 (Cost $20,000)	$ 20,000	24,872
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.37% (e)	278,964	278,964
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(e)	1,045,600	1,045,600
TOTAL MONEY MARKET FUNDS (Cost $1,324,564)		1,324,564
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $68,271,846)		61,155,157
NET OTHER ASSETS - (1.8)%		(1,095,936)
NET ASSETS - 100%		$ 60,059,221
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,840 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,078
Fidelity Securities Lending Cash Central Fund	3,684
Total	$ 5,762
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,868,383	$ 5,868,383	$ -	$ -
Consumer Staples	3,037,927	3,037,927	-	-
Energy	11,024,799	11,024,799	-	-
Financials	14,923,444	14,923,444	-	-
Health Care	5,945,293	5,945,293	-	-
Industrials	5,480,205	5,480,205	-	-
Information Technology	4,741,889	4,741,889	-	-
Materials	2,309,075	2,309,075	-	-
Telecommunication Services	3,424,180	3,424,180	-	-
Utilities	3,050,526	3,050,526	-	-
Corporate Bonds	24,872	-	24,872	-
Money Market Funds	1,324,564	1,324,564	-	-
Total Investments in Securities:	$ 61,155,157	$ 61,130,285	$ 24,872	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $69,955,633. Net unrealized depreciation aggregated $8,800,476, of which $5,163,556 related to appreciated investment securities and $13,964,032 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2009